UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
30 Hudson Street, 16th Floor
Jersey City, NJ 07302
(Name and address of agent for service)
Registrant's telephone number, including area code:
(201) 324-6414
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA Wellington Capital
Appreciation Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 1)*	$40.65	0.72%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund
Statistics
The following table outlines key
fund
statistics
.
Net assets	$2,154M
Total number of portfolio holdings	55
Total net advisory fee paid	$7.2M
Portfolio turnover rate during the reporting period	72%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets
as of the end of the period.
Top Industries
Internet	24.1%
Semiconductors	22.2%
Computers	15.2%
Software	7.7%
Pharmaceuticals	6.0%
Healthcare-Products	3.9%
Entertainment	2.2%
Telecommunications	2.2%
Diversified Financial Services	2.1%
Leisure Time	1.8%
Media	1.6%
Apparel	1.2%
Cosmetics/Personal Care	1.2%
Miscellaneous Manufacturing	1.2%
Distribution/Wholesale	1.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy
voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Capital
Appreciation Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 2)*	$49.10	0.87%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund
Statistics
The following table outlines key fund
statistics
.
Net assets	$2,154M
Total number of portfolio holdings	55
Total net advisory fee paid	$7.2M
Portfolio turnover rate during the reporting period	72%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets
as of the end of the period.
Top Industries
Internet	24.1%
Semiconductors	22.2%
Computers	15.2%
Software	7.7%
Pharmaceuticals	6.0%
Healthcare-Products	3.9%
Entertainment	2.2%
Telecommunications	2.2%
Diversified Financial Services	2.1%
Leisure Time	1.8%
Media	1.6%
Apparel	1.2%
Cosmetics/Personal Care	1.2%
Miscellaneous Manufacturing	1.2%
Distribution/Wholesale	1.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial
information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Capital
Appreciation Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000
investment
)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Capital Appreciation Portfolio (Class 3)*	$54.73	0.97%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund
statistics
.
Net assets	$2,154M
Total number of portfolio holdings	55
Total net advisory fee paid	$7.2M
Portfolio turnover rate during the reporting period	72%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Internet	24.1%
Semiconductors	22.2%
Computers	15.2%
Software	7.7%
Pharmaceuticals	6.0%
Healthcare-Products	3.9%
Entertainment	2.2%
Telecommunications	2.2%
Diversified Financial Services	2.1%
Leisure Time	1.8%
Media	1.6%
Apparel	1.2%
Cosmetics/Personal Care	1.2%
Miscellaneous Manufacturing	1.2%
Distribution/Wholesale	1.1%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial
information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Government
and Quality Bond Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $
10,000
investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 1)*	$ 28.77	0.58%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund
statistics
.
Net assets	$1,215M
Total number of portfolio holdings	665
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	56%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is
Moody's
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Government
and Quality Bond Portfolio
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $
10,000
investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 2)*	$36.19	0.73%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund
statistics
.
Net assets	$ 1,215M
Total number of portfolio holdings	665
Total net advisory fee paid	$ 3.3M
Portfolio turnover rate during the reporting period	56%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts
presented
exclude short-term securities. The ratings source is
Moody's
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Government
and Quality Bond Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $
10,000
investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Government and Quality Bond Portfolio (Class 3)*	$41.15	0.83%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table
outlines
key fund statistics.
Net assets	$ 1,215M
Total number of portfolio holdings	665
Total net advisory fee paid	$ 3.3M
Portfolio turnover rate during the reporting period	56%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts
presented
exclude short-term securities. The ratings source is
Moody's
.
Changes in and Disagreements with Accountants
There were no disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Strategic
Multi-Asset Portfolio
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 1)*	$42.03	0.81%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$ 168M
Total number of portfolio holdings	684
Total net advisory fee paid	$ 0.5M
Portfolio turnover rate during the reporting period	24%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	15.8%
U.S. Government & Agency Obligations	13.3%
Internet	9.2%
Semiconductors	6.8%
Software	6.2%
Banks	4.2%
Pharmaceuticals	4.1%
Computers	2.6%
Diversified Financial Services	2.5%
Short-Term Investments	2.4%
Aerospace/Defense	2.4%
Healthcare-Services	2.0%
Commercial Services	1.9%
Mining	1.8%
Cosmetics/Personal Care	1.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were no disagreements with the
accountants
during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

SunAmerica Series Trust
SA Wellington Strategic
Multi-Asset Portfolio
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Portfolio at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Wellington Strategic Multi-Asset Portfolio (Class 3)*	$54.95	1.06%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized
Key Fund Statistics
The following table outlines key fund
statistics
.
Net assets	$ 168M
Total number of portfolio holdings	684
Total net advisory fee paid	$ 0.5M
Portfolio turnover rate during the reporting period	24%
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	15.8%
U.S. Government & Agency Obligations	13.3%
Internet	9.2%
Semiconductors	6.8%
Software	6.2%
Banks	4.2%
Pharmaceuticals	4.1%
Computers	2.6%
Diversified Financial Services	2.5%
Short-Term Investments	2.4%
Aerospace/Defense	2.4%
Healthcare-Services	2.0%
Commercial Services	1.9%
Mining	1.8%
Cosmetics/Personal Care	1.7%
Portfolio Composition
Changes in and Disagreements with Accountants
There were
no
disagreements with the accountants during the period.
Availability of Additional Information
You
can
find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at
corebridgefinancial.com/getprospectus
. You can also request this information by contacting us at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material at
corebridgefinancial.com/getprospectus
.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SUNAMERICA SERIES TRUST

Semi-Annual Financial Statements and Other Information
June 30, 2024

SUNAMERICA SERIES TRUST
Semi-Annual Financial Statements and Other Information June 30, 2024

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 101.5%
Aerospace/Defense — 0.9%
General Electric Co.	128,075	$ 20,360,083
Apparel — 1.2%
On Holding AG, Class A†	657,957	25,528,731
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.†	43,780	20,520,562
Building Materials — 0.9%
Vulcan Materials Co.	76,192	18,947,426
Computers — 15.2%
Apple, Inc.	1,246,913	262,624,816
Crowdstrike Holdings, Inc., Class A†	60,096	23,028,187
Dell Technologies, Inc., Class C	169,065	23,315,754
Pure Storage, Inc., Class A†	280,977	18,041,533
		327,010,290
Cosmetics/Personal Care — 1.2%
e.l.f. Beauty, Inc.†	119,040	25,084,109
Distribution/Wholesale — 1.1%
Copart, Inc.†	457,750	24,791,740
Diversified Financial Services — 2.1%
Tradeweb Markets, Inc., Class A	419,381	44,454,386
Electronics — 1.0%
Flex, Ltd.†	766,384	22,600,664
Engineering & Construction — 0.8%
Fluor Corp.†	380,264	16,560,497
Entertainment — 2.2%
DraftKings, Inc., Class A†	730,366	27,878,070
Live Nation Entertainment, Inc.†	206,198	19,329,001
		47,207,071
Healthcare-Products — 3.9%
Align Technology, Inc.†	73,002	17,624,873
Exact Sciences Corp.†	467,521	19,752,762
Intuitive Surgical, Inc.†	78,606	34,967,879
Natera, Inc.†	103,105	11,165,241
		83,510,755
Internet — 24.1%
Alphabet, Inc., Class A	561,612	102,297,626
Amazon.com, Inc.†	569,815	110,116,749
Meta Platforms, Inc., Class A	164,807	83,098,986
Netflix, Inc.†	111,854	75,488,027
Pinterest, Inc., Class A†	952,124	41,960,105
Shopify, Inc., Class A†	270,524	17,868,110
Spotify Technology SA†	136,486	42,827,942
Uber Technologies, Inc.†	621,811	45,193,223
		518,850,768
Leisure Time — 1.8%
Royal Caribbean Cruises, Ltd.†	146,525	23,360,481
Viking Holdings, Ltd.†	445,067	15,105,574
		38,466,055
Media — 1.6%
Liberty Media Corp.-Liberty Formula One, Class C†	469,095	33,699,785
Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc.†	84,749	24,936,546
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 6.0%
Dexcom, Inc.†	212,531	$ 24,096,765
Eli Lilly & Co.	117,346	106,242,721
		130,339,486
Pipelines — 0.7%
Targa Resources Corp.	119,850	15,434,283
Private Equity — 1.0%
KKR & Co., Inc.	203,535	21,420,023
REITS — 0.5%
AvalonBay Communities, Inc.	54,935	11,365,502
Retail — 1.0%
O'Reilly Automotive, Inc.†	20,698	21,858,330
Semiconductors — 22.2%
ARM Holdings PLC ADR†	141,059	23,080,074
Broadcom, Inc.	57,253	91,921,409
Marvell Technology, Inc.	282,131	19,720,957
Micron Technology, Inc.	227,282	29,894,401
NVIDIA Corp.	2,264,520	279,758,801
QUALCOMM, Inc.	173,750	34,607,525
		478,983,167
Software — 7.7%
Datadog, Inc., Class A†	126,978	16,467,777
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	210,230	93,962,299
Salesforce, Inc.	43,024	11,061,470
ServiceNow, Inc.†	57,038	44,870,083
		166,361,718
Telecommunications — 2.2%
Arista Networks, Inc.†	71,846	25,180,586
T-Mobile US, Inc.	124,798	21,986,912
		47,167,498
Total Long-Term Investment Securities (cost $1,532,381,593)		2,185,459,475
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$3,300,000	3,300,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,750,000	2,750,000
BNP Paribas SA Joint Repurchase Agreement(3)	2,750,000	2,750,000
Deutsche Bank AG Joint Repurchase Agreement(3)	3,300,000	3,300,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$3,315,000	$ 3,315,000
Total Repurchase Agreements (cost $15,415,000)		15,415,000
TOTAL INVESTMENTS (cost $1,547,796,593)(4)	102.2%	2,200,874,475
Other assets less liabilities	(2.2)	(46,677,664)
NET ASSETS	100.0%	$2,154,196,811
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$166,361,629	$—	$89	$166,361,718
Other Industries	2,019,097,757	—	—	2,019,097,757
Repurchase Agreements	—	15,415,000	—	15,415,000
Total Investments at Value	$2,185,459,386	$15,415,000	$89	$2,200,874,475
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 16.1%
Agriculture — 0.6%
Philip Morris International, Inc.
5.25%, 02/13/2034	$ 7,972,000	$ 7,821,071
Banks — 4.1%
Bank of America Corp.
3.97%, 02/07/2030	2,645,000	2,504,878
5.82%, 09/15/2029	1,017,000	1,038,290
BNP Paribas SA
5.89%, 12/05/2034*	3,650,000	3,738,630
BPCE SA
5.28%, 05/30/2029*	2,125,000	2,116,919
5.94%, 05/30/2035*	1,230,000	1,225,103
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	6,725,000	6,714,300
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	5,941,149
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	9,389,212
5.71%, 03/01/2030*	885,000	887,469
ING Groep NV
5.34%, 03/19/2030	1,870,000	1,862,688
Morgan Stanley
5.47%, 01/18/2035	2,280,000	2,274,050
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,442,206
US Bancorp
7.50%, 06/01/2026	400,000	414,840
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,690,886
4.90%, 07/25/2033	2,845,000	2,736,504
6.30%, 10/23/2029	3,730,000	3,870,669
		49,847,793
Building Materials — 0.1%
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	1,065,000	1,061,397
Commercial Services — 0.4%
ERAC USA Finance LLC
5.20%, 10/30/2034*	1,995,000	1,975,682
Georgetown University
5.12%, 04/01/2053	953,000	937,357
University of Southern California
4.98%, 10/01/2053	2,155,000	2,088,141
		5,001,180
Diversified Financial Services — 0.7%
American Express Co.
5.04%, 05/01/2034	3,820,000	3,735,720
6.49%, 10/30/2031	340,000	362,463
BlackRock Funding, Inc.
5.25%, 03/14/2054	1,165,000	1,125,812
Capital One Financial Corp.
5.70%, 02/01/2030	965,000	969,589
7.15%, 10/29/2027	1,205,000	1,245,305
LSEG US Fin Corp.
5.30%, 03/28/2034*	1,425,000	1,421,170
		8,860,059
Electric — 1.4%
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,162,524
6.05%, 01/15/2038	2,400,000	2,505,036
Security Description	Shares or Principal Amount	Value

Electric (continued)
Georgia Power Co.
5.25%, 03/15/2034	$ 3,965,000	$ 3,952,485
PG&E Wildfire Recovery Funding LLC
4.45%, 12/01/2049	995,000	873,403
5.10%, 06/01/2054	980,000	937,546
5.21%, 12/01/2049	1,185,000	1,145,179
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,077,854	920,910
1.94%, 05/15/2040	630,000	462,749
2.51%, 11/15/2043	365,000	246,426
Southern California Edison Co.
5.45%, 06/01/2031	1,265,000	1,274,043
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,617,597	3,473,131
		16,953,432
Environmental Control — 0.3%
Republic Services, Inc.
5.20%, 11/15/2034	3,025,000	3,002,976
Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	1,030,000	1,019,889
Healthcare-Services — 1.7%
Bon Secours Mercy Health, Inc.
2.10%, 06/01/2031	840,000	694,264
3.56%, 08/01/2027	2,700,000	2,581,093
4.30%, 07/01/2028	2,645,000	2,576,601
Children's Hospital
2.93%, 07/15/2050	1,135,000	728,669
CommonSpirit Health
5.21%, 12/01/2031	6,190,000	6,108,310
Dignity Health
3.81%, 11/01/2024	1,242,000	1,232,741
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,651,299
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	2,151,000	2,133,686
Sutter Health
2.29%, 08/15/2030	500,000	428,573
		20,135,236
Insurance — 2.9%
Athene Global Funding
5.58%, 01/09/2029*	7,170,000	7,199,005
Brighthouse Financial Global Funding
5.65%, 06/10/2029*	4,245,000	4,242,699
GA Global Funding Trust
5.50%, 01/08/2029*	3,030,000	3,030,024
Met Tower Global Funding
5.25%, 04/12/2029*	1,230,000	1,236,185
New York Life Global Funding
5.00%, 01/09/2034*	7,745,000	7,613,628
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	3,530,000	3,535,141
RGA Global Funding
5.45%, 05/24/2029*	3,135,000	3,142,413
5.50%, 01/11/2031*	4,570,000	4,563,298
		34,562,393

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies — 0.6%
Abu Dhabi Developmental Holding Co. PJSC
5.38%, 05/08/2029*	$ 3,795,000	$ 3,854,968
5.50%, 05/08/2034*	3,805,000	3,908,306
		7,763,274
Media — 0.2%
Comcast Corp.
5.50%, 05/15/2064	2,600,000	2,501,606
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
5.23%, 11/17/2034	6,760,000	6,709,416
Eni SpA
5.95%, 05/15/2054*	1,215,000	1,193,348
TotalEnergies Capital SA
5.49%, 04/05/2054	570,000	562,111
5.64%, 04/05/2064	1,025,000	1,014,947
		9,479,822
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,649,000	1,610,839
REITS — 1.4%
American Tower Trust #1
5.49%, 03/15/2053*	8,530,000	8,563,819
Realty Income Corp.
5.13%, 02/15/2034	5,840,000	5,668,786
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,412,395
1.88%, 07/15/2050*	810,000	761,756
2.84%, 01/15/2050*	1,030,000	1,011,909
		17,418,665
Retail — 0.2%
Home Depot, Inc.
5.30%, 06/25/2054	2,189,000	2,137,243
5.40%, 06/25/2064	165,000	160,807
		2,298,050
Semiconductors — 0.5%
Intel Corp.
5.60%, 02/21/2054	4,135,000	4,006,590
KLA Corp.
4.95%, 07/15/2052	2,410,000	2,239,248
		6,245,838
Total Corporate Bonds & Notes (cost $199,998,865)		195,583,520
ASSET BACKED SECURITIES — 5.1%
Auto Loan Receivables — 2.4%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	1,548,547	1,530,633
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	583,132	577,329
Series 2023-3, Class A2 6.40%, 03/20/2030*	4,120,000	4,166,441
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	835,000	778,018
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	675,629
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	$ 5,545,000	$ 5,523,033
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.27%, 11/20/2028	6,945,000	6,963,745
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,885,000	5,900,359
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	786,821	787,540
Wheels Fleet Lease Funding 1 LLC
Series 2023-2A, Class A 6.46%, 08/18/2038*	2,820,000	2,842,351
		29,745,078
Other Asset Backed Securities — 2.7%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	108,337	102,381
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	683,843	615,634
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,297,559
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,010,337
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,469,998	3,201,986
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,560,548	3,271,621
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	284,959	260,557
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	646,401	559,685
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,826,192
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	301,003	274,671
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,798,638
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	3,248,673	3,258,427
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	4,785,000	4,263,331
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	5,873,132
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.83%, 08/21/2028*	551,697	547,937

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	$ 361,326	$ 346,024
		32,508,112
Total Asset Backed Securities (cost $63,247,042)		62,253,190
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Commercial and Residential — 0.6%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	106,410	103,083
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,547,925	1,316,031
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	733,373	670,216
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	377,919	353,294
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	110,065	108,567
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	1,121,991
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	498,258	476,043
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	181,510	176,418
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,339,159	3,746,276
		8,071,919
U.S. Government Agency — 3.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K142, Class A2 2.40%, 03/25/2032	4,000,000	3,392,182
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,141,257
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-156, Class A2 4.43%, 02/25/2033(1)	3,010,000	2,929,784
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	522,542	495,602
Series 4142, Class PT 1.25%, 12/15/2027	406,309	384,979
Series 5170, Class DP 2.00%, 07/25/2050	4,129,920	3,488,426
Series 4654, Class KA 3.00%, 06/15/2045	2,012,770	1,879,204
Series 3967, Class ZP 4.00%, 09/15/2041	1,669,724	1,583,788
Series 4809, Class CZ 4.00%, 07/15/2048	1,499,457	1,378,661
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	$ 6,781,541	$ 5,516,897
Series 2019-3, Class MA 3.50%, 10/25/2058	810,228	754,201
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	360,686	340,854
Series 2012-103, Class HB 1.50%, 09/25/2027	1,092,561	1,040,320
Series 2020-27, Class HC 1.50%, 10/25/2049	3,393,069	2,617,630
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,389,107	1,209,698
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,715,308	3,289,419
Series 2019-6, Class GJ 3.00%, 02/25/2049	276,063	260,339
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 5.84%, (SOFR30A+0.51%), 10/25/2024	113,162	112,604
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,855,450	4,182,666
Series 2005-74, Class HA 7.50%, 09/16/2035	267	270
Series 2005-74, Class HB 7.50%, 09/16/2035	25,006	25,311
Series 2005-74, Class HC 7.50%, 09/16/2035	24,385	24,802
		41,048,894
Total Collateralized Mortgage Obligations (cost $54,175,929)		49,120,813
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.8%
U.S. Government — 38.9%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	376,645
1.88%, 02/15/2041	45,000	30,792
2.25%, 02/15/2052	1,427,100	909,107
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,293,850
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,992,539
2.88%, 08/15/2045 to 05/15/2052	19,961,900	14,768,574
3.38%, 08/15/2042	15,041,100	12,703,854
3.63%, 02/15/2053 to 05/15/2053	17,926,300	15,252,284
3.88%, 02/15/2043 to 05/15/2043	28,941,600	26,137,172
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,931,541
4.13%, 08/15/2053	8,998,900	8,379,874
4.25%, 02/15/2054	7,780,500	7,408,495
4.38%, 08/15/2043	9,089,100	8,773,112
4.50%, 02/15/2044	7,701,100	7,554,298
4.63%, 05/15/2054	991,000	1,004,781
4.75%, 11/15/2043 to 11/15/2053	19,296,000	19,667,677
United States Treasury Notes
1.63%, 05/15/2031	15,000	12,589
2.88%, 04/30/2029	1,240,000	1,159,642
3.13%, 08/31/2027	4,058,400	3,893,528
3.50%, 01/31/2028 to 04/30/2028	7,681,000	7,430,368
3.63%, 03/31/2028 to 05/31/2028	13,143,500	12,772,178
3.75%, 12/31/2028(2)	18,947,900	18,463,840
3.75%, 05/31/2030 to 12/31/2030	2,150,000	2,078,612
3.88%, 11/30/2027 to 11/30/2029	5,429,000	5,314,286
4.00%, 12/15/2025 to 02/15/2034	36,750,200	36,150,159

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
4.13%, 09/30/2027 to 03/31/2029	$43,583,200	$ 43,114,761
4.25%, 01/31/2026 to 02/28/2029	21,620,100	21,471,888
4.38%, 12/15/2026 to 05/15/2034	39,668,900	39,629,544
4.50%, 11/15/2025 to 05/31/2029	30,083,900	30,200,960
4.63%, 02/28/2026 to 05/31/2031	53,589,400	53,866,012
4.88%, 11/30/2025 to 10/31/2028	42,586,900	42,831,444
5.00%, 09/30/2025 to 10/31/2025	10,865,700	10,863,830
		472,438,236
U.S. Government Agency — 31.9%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	39,906,043	31,762,753
2.50%, 10/01/2031 to 10/01/2051	27,829,115	23,480,163
3.00%, 11/01/2046 to 05/01/2052	24,273,538	21,015,135
4.00%, 09/01/2026 to 05/01/2049	3,469,623	3,262,954
4.50%, 01/01/2038 to 08/01/2052	8,595,654	8,197,934
5.00%, 11/01/2043 to 01/01/2053	16,733,450	16,237,200
5.50%, 01/01/2053 to 11/01/2053	31,403,517	30,998,629
6.00%, 12/01/2039 to 10/01/2053	10,038,032	10,068,883
6.50%, 11/01/2053	8,677,796	8,854,706
7.50%, 05/01/2027	132	132
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,816,230	3,881,575
2.00%, 04/01/2041 to 09/01/2051	36,480,529	29,042,701
2.50%, 03/01/2030 to 01/01/2052	29,527,365	24,686,368
3.00%, 05/01/2027 to 10/01/2051	11,585,743	10,076,055
3.01%, 12/01/2024	3,253,238	3,207,505
3.12%, 05/01/2033	2,405,162	2,149,810
3.50%, 06/01/2037 to 07/01/2051	13,299,102	12,057,058
4.00%, 09/01/2026 to 10/01/2052	11,211,855	10,520,515
4.50%, 11/01/2026 to 11/01/2052	17,525,344	16,895,368
5.00%, 08/01/2052 to 10/01/2052	1,995,923	1,933,141
5.50%, 03/01/2038 to 08/01/2053	8,153,527	8,069,401
6.00%, 09/01/2053	11,866,891	11,931,505
6.50%, 02/01/2038 to 10/01/2039	44,530	46,004
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	15,209,774	12,321,479
2.50%, 03/20/2051 to 12/20/2052	20,820,827	17,508,411
3.00%, 11/20/2049 to 07/20/2051	11,211,752	9,792,516
3.00%, July 30 TBA	1,671,000	1,455,728
3.50%, 01/20/2052 to 03/20/2052	15,894,650	14,281,025
4.00%, 02/15/2041 to 08/20/2052	12,894,676	11,930,476
4.50%, 05/15/2040 to 08/20/2052	7,942,489	7,578,312
5.00%, 07/15/2033 to 04/15/2041	731,566	728,693
5.50%, 10/15/2032 to 04/15/2036	414,160	420,485
6.00%, 06/15/2028 to 06/15/2041	2,095,912	2,149,232
6.50%, 02/15/2027 to 05/15/2032	273,927	279,610
7.00%, 11/15/2031 to 11/15/2033	44,179	45,205
8.00%, 10/15/2029 to 03/15/2031	40,863	41,191
Uniform Mtg. Backed Securities
4.00%, July 30 TBA	4,012,000	3,670,823
5.00%, July 30 TBA	7,025,000	6,789,004
6.00%, July 30 TBA	9,496,000	9,522,337
		386,890,022
Total U.S. Government & Agency Obligations (cost $897,471,966)		859,328,258
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Diversified Financial Services — 0.2%
OMERS Finance Trust
4.00%, 04/20/2028*	1,810,000	1,757,407
Security Description	Shares or Principal Amount	Value

Sovereign — 0.3%
Kingdom of Saudi Arabia
5.75%, 01/16/2054*	$ 3,930,000	$ 3,819,960
Total Foreign Government Obligations (cost $5,648,266)		5,577,367
MUNICIPAL SECURITIES — 2.1%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	82,744
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	135,843	150,079
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	2,189,299	2,149,931
Dallas Fort Worth International Airport Revenue Bonds
4.09%, 11/01/2051	150,000	124,495
4.51%, 11/01/2051	280,000	248,516
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	626,672
Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	355,000	324,083
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,785,000	1,887,874
JobsOhio Beverage System Revenue Bonds
4.43%, 01/01/2033	1,710,000	1,680,070
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,071,977
5.37%, 05/01/2026	295,000	294,675
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	65,000	65,338
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,384,000	1,506,157
Oregon School Boards Association General Obligation Bonds
4.76%, 06/30/2028	1,550,541	1,539,501
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	2,845,000	3,036,136
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,318,147
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	4,352,941	4,271,149
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,065,000	1,069,752
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	1,650,000	1,652,919

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	$ 2,109,838	$ 2,107,322
Total Municipal Securities (cost $27,070,957)		25,207,537
Total Long-Term Investment Securities (cost $1,247,613,025)		1,197,070,685
REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	5,720,000	5,720,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,770,000	4,770,000
BNP Paribas SA Joint Repurchase Agreement(3)	4,770,000	4,770,000
Deutsche Bank AG Joint Repurchase Agreement(3)	5,720,000	5,720,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	5,735,000	5,735,000
Total Repurchase Agreements (cost $26,715,000)		26,715,000
TOTAL INVESTMENTS (cost $1,274,328,025)(4)	100.8%	1,223,785,685
Other assets less liabilities	(0.8)	(9,185,074)
NET ASSETS	100.0%	$1,214,600,611
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $157,818,296 representing 13.0% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at June 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
97	Short	U.S. Treasury 10 Year Notes	September 2024	$10,716,594	$10,668,485	$48,109
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$195,583,520	$—	$195,583,520
Asset Backed Securities	—	62,253,190	—	62,253,190
Collateralized Mortgage Obligations	—	49,120,813	—	49,120,813
U.S. Government & Agency Obligations	—	859,328,258	—	859,328,258
Foreign Government Obligations	—	5,577,367	—	5,577,367
Municipal Securities	—	25,207,537	—	25,207,537
Repurchase Agreements	—	26,715,000	—	26,715,000
Total Investments at Value	$—	$1,223,785,685	$—	$1,223,785,685
Other Financial Instruments:†
Futures Contracts	$48,109	$—	$—	$48,109
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.5%
Aerospace/Defense — 2.4%
Airbus SE	9,622	$ 1,321,679
BAE Systems PLC	90,536	1,510,694
General Dynamics Corp.	4,047	1,174,196
		4,006,569
Apparel — 1.2%
adidas AG	5,784	1,381,346
Hermes International SCA	292	669,216
		2,050,562
Auto Manufacturers — 0.9%
Ferrari NV	798	325,353
Renault SA	23,339	1,195,757
		1,521,110
Banks — 3.9%
Axis Bank, Ltd. GDR	14,611	1,110,436
Goldman Sachs Group, Inc.	3,697	1,672,227
HSBC Holdings PLC	206,438	1,784,693
Mitsubishi UFJ Financial Group, Inc.	180,200	1,936,514
		6,503,870
Chemicals — 0.8%
Linde PLC	3,163	1,390,196
Commercial Services — 1.9%
Booz Allen Hamilton Holding Corp.	5,987	921,400
RB Global, Inc.	15,424	1,176,375
S&P Global, Inc.	2,487	1,109,202
		3,206,977
Computers — 2.6%
Apple, Inc.	20,529	4,323,818
Cosmetics/Personal Care — 1.7%
Estee Lauder Cos., Inc., Class A	5,230	556,472
Proya Cosmetics Co., Ltd., Class A	33,873	517,415
Unilever PLC	31,702	1,741,236
		2,815,123
Distribution/Wholesale — 0.7%
ITOCHU Corp.	23,400	1,142,294
Diversified Financial Services — 2.5%
Ares Management Corp., Class A	3,794	505,664
London Stock Exchange Group PLC	12,079	1,435,292
Visa, Inc., Class A	8,823	2,315,773
		4,256,729
Electric — 1.4%
PG&E Corp.	82,416	1,438,984
RWE AG	26,243	897,953
		2,336,937
Engineering & Construction — 0.6%
Larsen & Toubro, Ltd. GDR	23,722	1,010,557
Entertainment — 0.4%
Live Nation Entertainment, Inc.†	7,800	731,172
Environmental Control — 0.3%
GFL Environmental, Inc.	12,900	502,197
Gas — 0.8%
Atmos Energy Corp.	11,185	1,304,730
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.4%
Boston Scientific Corp.†	13,542	$ 1,042,870
Danaher Corp.	5,359	1,338,946
		2,381,816
Healthcare-Services — 2.0%
ICON PLC†	3,540	1,109,684
UnitedHealth Group, Inc.	4,367	2,223,938
		3,333,622
Home Builders — 0.7%
Lennar Corp., Class A	7,436	1,114,433
Home Furnishings — 1.0%
Sony Group Corp.	19,800	1,678,613
Household Products/Wares — 0.6%
Reckitt Benckiser Group PLC	18,611	1,007,390
Insurance — 0.7%
Prudential PLC	46,091	418,566
T&D Holdings, Inc.	41,200	719,188
		1,137,754
Internet — 9.2%
Alphabet, Inc., Class C	24,944	4,575,228
Amazon.com, Inc.†	20,891	4,037,186
DoorDash, Inc., Class A†	6,755	734,809
MercadoLibre, Inc.†	391	642,569
Meta Platforms, Inc., Class A	2,445	1,232,818
Shopify, Inc., Class A†	10,405	687,633
Tencent Holdings, Ltd.	34,200	1,630,938
Uber Technologies, Inc.†	26,542	1,929,073
		15,470,254
Machinery-Diversified — 1.5%
Keyence Corp.	2,730	1,197,100
Westinghouse Air Brake Technologies Corp.	8,171	1,291,427
		2,488,527
Metal Fabricate/Hardware — 0.3%
Vallourec SACA†	35,836	562,054
Mining — 1.8%
Anglo American PLC	41,307	1,306,448
Lundin Mining Corp.	48,381	538,608
Rio Tinto PLC	17,266	1,135,167
		2,980,223
Miscellaneous Manufacturing — 0.8%
Siemens AG	7,028	1,307,528
Oil & Gas — 1.5%
ConocoPhillips	10,876	1,243,997
EOG Resources, Inc.	4,645	584,666
Reliance Industries, Ltd. GDR*	3,746	279,451
Reliance Industries, Ltd. GDR (LSE)*	6,183	461,252
		2,569,366
Oil & Gas Services — 1.0%
Saipem SpA†	263,439	674,855
Schlumberger NV	20,984	990,025
		1,664,880
Pharmaceuticals — 3.9%
AstraZeneca PLC	8,336	1,302,018
Eli Lilly & Co.	2,474	2,239,910

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.		13,594	$ 1,682,937
Novartis AG		12,160	1,301,605
			6,526,470
Pipelines — 0.6%
Targa Resources Corp.		8,113	1,044,792
Private Equity — 0.4%
Partners Group Holding AG		586	752,679
Retail — 1.6%
Chipotle Mexican Grill, Inc.†		13,800	864,570
Fast Retailing Co., Ltd.		3,201	806,965
Ross Stores, Inc.		7,233	1,051,099
			2,722,634
Semiconductors — 6.8%
ASML Holding NV		1,695	1,750,275
Infineon Technologies AG		39,309	1,444,172
Micron Technology, Inc.		6,767	890,063
NVIDIA Corp.		35,440	4,378,258
Taiwan Semiconductor Manufacturing Co., Ltd.		101,000	3,007,444
			11,470,212
Software — 6.2%
Adobe, Inc.†		2,025	1,124,969
Autodesk, Inc.†		2,837	702,016
Microsoft Corp.		12,536	5,602,965
Roper Technologies, Inc.		2,083	1,174,104
Salesforce, Inc.		7,305	1,878,115
			10,482,169
Telecommunications — 0.9%
Motorola Solutions, Inc.		3,733	1,441,125
Transportation — 0.5%
Canadian Pacific Kansas City, Ltd.		11,630	915,914
Total Common Stocks (cost $82,421,742)			110,155,296
CORPORATE BONDS & NOTES — 1.8%
Auto Manufacturers — 0.1%
Daimler Truck Finance Canada, Inc.
2.14%, 12/13/2024	CAD	300,000	216,453
Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026		$ 130,000	127,672
Goldman Sachs Group, Inc.
4.48%, 08/23/2028		25,000	24,433
JPMorgan Chase & Co.
4.85%, 07/25/2028		95,000	94,027
State Street Corp.
5.27%, 08/03/2026		55,000	55,105
Toronto-Dominion Bank
4.29%, 09/13/2024		100,000	99,672
5.10%, 01/09/2026		55,000	54,799
			455,708
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028		50,000	49,993
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026		25,000	24,673
Security Description		Shares or Principal Amount	Value

Electric (continued)
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025		$ 45,000	$ 45,098
Southern Co.
5.50%, 03/15/2029		80,000	81,053
			150,824
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026*		80,000	80,008
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024		115,000	114,879
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	14,133
5.25%, 02/15/2028		40,000	40,521
			54,654
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*		125,000	124,601
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	23,994
			148,595
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	49,684
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	99,375
Discovery Communications LLC
3.90%, 11/15/2024		120,000	119,066
			218,441
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	125,093
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	115,024
Pharmaceuticals — 0.2%
Cigna Group
5.69%, 03/15/2026		120,000	119,998
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	149,936
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	74,042
			343,976
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,398
Enbridge, Inc.
3.95%, 11/19/2024	CAD	250,000	181,943
5.25%, 04/05/2027		85,000	84,995
			317,336
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025		45,000	42,752

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.0%
AutoZone, Inc.
6.25%, 11/01/2028	$ 10,000	$ 10,426
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026	60,000	59,641
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028	80,000	71,043
5.54%, 02/20/2026	75,000	74,996
Cisco Systems, Inc.
4.80%, 02/26/2027	80,000	79,783
Verizon Communications, Inc.
2.10%, 03/22/2028	105,000	94,430
		320,252
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	145,000	142,368
Total Corporate Bonds & Notes (cost $3,126,010)		3,016,107
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.3%
U.S. Government — 13.1%
United States Treasury Bonds
1.38%, 11/15/2040	573,000	361,550
1.75%, 08/15/2041	1,733,000	1,145,134
2.00%, 08/15/2051	2,668,000	1,602,676
3.00%, 02/15/2048	757,500	576,381
3.13%, 11/15/2041	343,000	282,586
3.50%, 02/15/2039	260,000	233,949
3.75%, 08/15/2041	248,000	223,965
4.50%, 02/15/2036	173,000	176,224
5.00%, 05/15/2037	271,000	287,705
United States Treasury Notes
0.25%, 09/30/2025	1,150,000	1,084,324
0.38%, 01/31/2026	890,000	829,473
0.75%, 08/31/2026	641,000	589,520
1.25%, 08/15/2031	853,000	692,263
1.63%, 10/31/2026	1,028,000	960,015
2.38%, 05/15/2029	837,000	764,351
2.75%, 07/31/2027	501,000	475,715
3.50%, 09/15/2025	1,362,000	1,337,473
3.63%, 03/31/2028	1,333,000	1,295,509
3.88%, 11/30/2027(1)	1,327,000	1,301,756
3.88%, 08/15/2033	1,707,000	1,642,187
4.13%, 11/15/2032	812,000	798,329
4.50%, 05/31/2029	1,048,000	1,055,123
4.88%, 10/31/2028	3,854,000	3,925,961
United States Treasury Notes TIPS
1.75%, 01/15/2034	161,144	156,349
2.13%, 04/15/2029	238,222	238,497
		22,037,015
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp.
6.00%, 09/01/2053	324,538	325,538
Total U.S. Government & Agency Obligations (cost $23,805,094)		22,362,553
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 15.8%
Regional(State/Province) — 0.3%
New South Wales Treasury Corp.
4.25%, 02/20/2036	AUD	352,000	$ 214,817
Province of Alberta
5.20%, 05/15/2034	AUD	145,000	96,448
Province of British Columbia
5.25%, 05/23/2034	AUD	170,000	113,693
Province of Ontario
3.75%, 12/02/2053	CAD	107,000	70,796
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	218,000	97,594
			593,348
Sovereign — 15.5%
Commonwealth of Australia
1.75%, 11/21/2032	AUD	251,000	137,832
1.75%, 06/21/2051	AUD	585,000	215,920
1.75%, 06/21/2051	AUD	94,000	34,695
2.75%, 05/21/2041	AUD	257,000	134,739
3.25%, 04/21/2029	AUD	263,000	169,143
4.75%, 06/21/2054	AUD	65,000	44,041
Federal Republic of Germany
Zero Coupon, 10/18/2024	EUR	331,000	350,934
Zero Coupon, 08/15/2052	EUR	198,000	102,264
1.00%, 05/15/2038	EUR	783,000	679,991
2.30%, 02/15/2033	EUR	402,000	425,924
2.40%, 10/19/2028	EUR	782,000	834,158
2.60%, 05/15/2041	EUR	83,000	87,604
Government of Canada
0.50%, 12/01/2030	CAD	51,000	30,975
0.50%, 12/01/2030	CAD	69,000	41,907
2.00%, 06/01/2032	CAD	494,000	323,750
3.25%, 09/01/2028	CAD	211,000	152,493
3.50%, 08/01/2025	CAD	302,000	218,812
3.75%, 04/26/2028	CAD	225,000	218,634
4.00%, 06/01/2041	CAD	286,000	222,643
Government of France
1.75%, 05/25/2066*	EUR	70,000	46,036
2.50%, 09/24/2026*	EUR	482,000	509,320
2.50%, 09/24/2027*	EUR	679,000	715,013
2.50%, 05/25/2043*	EUR	44,000	39,988
2.75%, 02/25/2029*	EUR	1,013,000	1,071,210
3.00%, 05/25/2033*	EUR	960,000	1,012,139
3.00%, 06/25/2049*	EUR	346,000	332,212
3.25%, 05/25/2055*	EUR	303,000	295,122
Government of France TIPS
0.60%, 07/25/2034*	EUR	199,964	204,144
Government of Japan
0.10%, 12/20/2031	JPY	124,150,000	732,345
0.40%, 12/20/2049	JPY	166,300,000	695,196
0.40%, 03/20/2056	JPY	37,200,000	137,121
0.80%, 09/20/2047	JPY	88,350,000	428,670
1.00%, 03/20/2062	JPY	50,350,000	210,848
2.30%, 03/20/2040	JPY	209,800,000	1,431,006
Government of Malaysia
3.50%, 05/31/2027	MYR	192,000	40,651
3.52%, 04/20/2028	MYR	125,000	26,408
4.46%, 03/31/2053	MYR	144,000	31,643
4.76%, 04/07/2037	MYR	173,000	39,435
Government of New Zealand
2.75%, 05/15/2051	NZD	106,000	43,344
4.25%, 05/15/2034	NZD	109,000	64,161
4.25%, 05/15/2034	NZD	29,000	17,070

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
5.00%, 05/15/2054	NZD	488,000	$ 297,259
Government of Sweden
1.75%, 11/11/2033	SEK	655,000	59,425
Kingdom of Belgium
2.70%, 10/22/2029*	EUR	267,000	283,772
2.85%, 10/22/2034*	EUR	248,000	258,894
3.45%, 06/22/2043*	EUR	123,000	131,129
3.50%, 06/22/2055*	EUR	93,000	96,859
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	93,423
Kingdom of Norway
3.00%, 08/15/2033*	NOK	246,000	21,918
3.00%, 08/15/2033*	NOK	44,000	3,920
3.63%, 04/13/2034*	NOK	2,320,000	217,197
3.63%, 05/31/2039*	NOK	165,000	15,452
Kingdom of Spain
1.90%, 10/31/2052*	EUR	220,000	154,583
2.50%, 05/31/2027	EUR	119,000	125,405
2.80%, 05/31/2026	EUR	703,000	747,834
3.25%, 04/30/2034*	EUR	355,000	376,424
3.45%, 10/31/2034*	EUR	140,000	150,340
3.45%, 07/30/2043*	EUR	258,000	261,326
3.50%, 05/31/2029	EUR	657,000	717,743
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	294,000	212,780
Zero Coupon, 01/15/2052*	EUR	134,000	66,816
2.50%, 01/15/2030*	EUR	250,000	264,804
Republic of Austria
1.50%, 02/20/2047*	EUR	166,000	127,803
2.10%, 09/20/2117*	EUR	17,000	13,237
2.90%, 02/20/2033*	EUR	134,000	142,147
3.45%, 10/20/2030*	EUR	175,000	192,916
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	105,904
2.95%, 04/15/2055*	EUR	22,000	22,095
3.00%, 09/15/2034*	EUR	87,000	92,513
Republic of Ireland
0.20%, 10/18/2030	EUR	67,000	61,101
1.30%, 05/15/2033	EUR	86,000	80,873
1.50%, 05/15/2050	EUR	59,000	44,009
Republic of Italy
2.80%, 03/01/2067*	EUR	66,000	49,657
3.10%, 03/01/2040*	EUR	53,000	48,807
3.35%, 07/01/2029	EUR	181,000	192,010
3.50%, 02/15/2031*	EUR	251,000	265,288
3.80%, 08/01/2028	EUR	754,000	817,358
3.85%, 09/15/2026	EUR	975,000	1,053,783
4.05%, 10/30/2037*	EUR	1,018,000	1,071,543
4.10%, 02/01/2029	EUR	91,000	99,886
4.50%, 10/01/2053*	EUR	138,000	146,463
Republic of Poland
1.75%, 04/25/2032	PLN	131,000	24,744
6.00%, 10/25/2033	PLN	379,000	96,448
Republic of Singapore
1.88%, 10/01/2051	SGD	85,000	48,723
2.13%, 06/01/2026	SGD	151,000	108,673
2.38%, 06/01/2025	SGD	28,000	20,409
3.38%, 05/01/2034	SGD	84,000	62,749
3.50%, 03/01/2027	SGD	74,000	54,845
State of Israel
1.30%, 04/30/2032	ILS	122,000	25,048
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
United Kingdom Gilt Treasury
0.88%, 07/31/2033	GBP	500,000	$ 477,028
3.75%, 01/29/2038	GBP	692,000	817,373
3.75%, 10/22/2053	GBP	192,184	207,786
4.00%, 10/22/2063	GBP	164,000	185,254
4.38%, 07/31/2054	GBP	208,400	251,136
4.50%, 06/07/2028	GBP	610,000	779,887
4.75%, 10/22/2043	GBP	202,000	259,858
United Kingdom Gilt Treasury TIPS
0.75%, 11/22/2033	GBP	115,819	148,400
United Mexican States
5.50%, 03/04/2027	MXN	1,472,900	71,496
7.00%, 09/03/2026	MXN	1,837,000	93,302
7.50%, 06/03/2027	MXN	5,466,600	277,851
7.50%, 05/26/2033	MXN	3,336,400	156,896
7.75%, 11/23/2034	MXN	1,253,600	58,964
8.00%, 07/31/2053	MXN	148,100	6,534
8.00%, 07/31/2053	MXN	576,900	25,453
8.50%, 03/01/2029	MXN	2,140,000	109,704
			26,102,798
Total Foreign Government Obligations (cost $28,477,167)			26,696,146
Total Long-Term Investment Securities (cost $137,830,013)			162,230,102
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 0.4%
AT&T, Inc.
5.47%, 07/18/2024*		$ 400,000	398,803
Canadian National Railway Co.
5.43%, 07/22/2024*		300,000	298,917
			697,720
U.S. Government — 2.0%
United States Treasury Bills
5.21%, 09/12/2024		583,000	576,808
5.22%, 09/12/2024		1,168,000	1,155,594
5.23%, 07/05/2024		846,000	845,504
5.23%, 09/12/2024		875,000	865,707
			3,443,613
Total Short-Term Investments (cost $4,141,722)			4,141,333
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(2)		505,000	505,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		425,000	425,000
BNP Paribas SA Joint Repurchase Agreement(2)		425,000	425,000
Deutsche Bank AG Joint Repurchase Agreement(2)		505,000	505,000

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(2)	$ 520,000	$ 520,000
Total Repurchase Agreements (cost $2,380,000)		2,380,000
TOTAL INVESTMENTS (cost $144,351,735)(3)	100.2%	168,751,435
Other assets less liabilities	(0.2)	(408,243)
NET ASSETS	100.0%	$168,343,192
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At June 30, 2024, the aggregate value of these securities was $10,737,195 representing 6.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
GDR—Global Depositary Receipt
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
6	Long	Euro-BOBL	September 2024	$ 744,032	$ 748,209	$ 4,177
19	Long	U.S. Treasury 10 Year Notes	September 2024	2,083,617	2,089,703	6,086
13	Long	U.S. Treasury 2 Year Notes	September 2024	2,647,031	2,654,844	7,813
22	Long	U.S. Treasury 5 Year Notes	September 2024	2,335,383	2,344,719	9,336
2	Long	U.S. Treasury Long Bonds	September 2024	235,132	236,625	1,493
34	Short	Australian 3 Year Bonds	September 2024	2,402,330	2,391,907	10,423
4	Short	Canada 10 Year Bonds	September 2024	356,884	351,069	5,815
1	Short	Euro Buxl 30 Year Bonds	September 2024	140,016	139,481	535
6	Short	Euro-BTP	September 2024	747,475	740,819	6,656
6	Short	Euro-OAT	September 2024	797,973	791,132	6,841
15	Short	Mini-10 Year JGB	September 2024	1,336,522	1,330,692	5,830
						$65,005
						Unrealized (Depreciation)
3	Long	Australian 10 Year Bonds	September 2024	$ 228,863	$ 227,285	$ (1,578)
11	Long	Euro-BUND	September 2024	1,559,037	1,550,544	(8,493)
1	Short	Euro-Schatz	September 2024	112,712	113,199	(487)
7	Short	Long Gilt	September 2024	859,411	863,368	(3,957)
10	Short	U.S. Treasury Ultra 10 Year Notes	September 2024	1,122,844	1,135,313	(12,469)
5	Short	U.S. Treasury Ultra Bonds	September 2024	622,070	626,719	(4,649)
						$(31,633)
		Net Unrealized Appreciation (Depreciation)				$33,372
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	185,000	USD	34,202	07/02/2024	$ 1,108	$ —
	BRL	30,000	USD	5,524	08/02/2024	177	—
	CHF	15,000	USD	16,855	07/02/2024	159	—
	CLP	55,890,000	USD	61,227	07/02/2024	1,836	—
	CNH	495,000	USD	68,201	07/02/2024	396	—
	CNH	495,000	USD	67,981	08/02/2024	6	—
	COP	200,000,000	USD	50,878	07/02/2024	2,694	—
	COP	100,000	USD	24	08/02/2024	—	(0)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	13,000	USD	14,171	07/02/2024	$ 249	$ —
	EUR	54,000	USD	57,952	08/02/2024	37	—
	JPY	2,200,000	USD	14,066	07/02/2024	392	—
	KRW	285,490,000	USD	207,663	07/02/2024	260	—
	KRW	20,040,000	USD	14,482	08/02/2024	—	(62)
	MXN	2,140,000	USD	118,071	07/02/2024	1,100	—
	NZD	25,000	USD	15,400	07/02/2024	172	—
	USD	33,426	BRL	185,000	07/02/2024	—	(332)
	USD	5,439	BRL	30,000	08/02/2024	—	(92)
	USD	29,205	CAD	40,000	07/02/2024	34	—
	USD	14,655	CAD	20,000	08/02/2024	—	(25)
	USD	16,857	CHF	15,000	07/02/2024	—	(162)
	USD	100,753	CHF	90,000	08/02/2024	—	(207)
	USD	59,335	CLP	55,890,000	07/02/2024	56	—
	USD	835	CLP	790,000	08/02/2024	5	—
	USD	67,832	CNH	495,000	07/02/2024	—	(27)
	USD	51,394	COP	200,000,000	07/02/2024	—	(3,211)
	USD	71,830	EUR	66,000	07/02/2024	—	(1,147)
	USD	207,509	KRW	285,490,000	07/02/2024	—	(106)
	USD	14,057	MXN	260,000	07/02/2024	155	—
	USD	7,647	NOK	80,000	07/02/2024	—	(155)
	USD	14,325	TWD	465,000	08/02/2024	—	(11)
	USD	34,651	ZAR	650,000	07/02/2024	1,076	—
						9,912	(5,537)
Barclays Bank PLC	AUD	2,160,000	USD	1,439,156	07/02/2024	—	(1,780)
	AUD	1,132,000	USD	753,989	08/02/2024	—	(1,805)
	CAD	20,000	USD	14,538	07/02/2024	—	(81)
	CHF	15,000	USD	16,867	07/02/2024	171	—
	CZK	1,310,000	USD	57,695	07/02/2024	1,692	—
	EUR	167,000	USD	179,495	07/02/2024	646	—
	JPY	40,400,000	USD	257,700	07/02/2024	6,596	—
	MXN	9,339,000	USD	551,557	07/02/2024	41,090	—
	NZD	50,000	USD	30,636	07/02/2024	181	—
	PLN	35,000	USD	8,760	07/02/2024	66	—
	SGD	60,000	USD	44,432	07/02/2024	185	—
	THB	2,590,000	USD	70,524	07/02/2024	—	(53)
	THB	1,040,000	USD	28,373	08/02/2024	—	(38)
	USD	1,165,220	AUD	1,750,000	07/02/2024	2,205	—
	USD	278,416	AUD	418,000	08/02/2024	667	—
	USD	33,643	CHF	30,000	07/02/2024	—	(252)
	USD	6,086	CZK	140,000	07/02/2024	—	(101)
	USD	128,225	EUR	118,000	07/02/2024	—	(1,853)
	USD	8,022	ILS	30,000	07/02/2024	—	(80)
	USD	353,940	JPY	55,400,000	07/02/2024	—	(9,606)
	USD	138,650	MXN	2,417,000	07/02/2024	—	(6,537)
	USD	14,172	NOK	150,000	07/02/2024	—	(124)
	USD	22,855	PLN	90,000	07/02/2024	—	(498)
	USD	43,335	SEK	450,000	07/02/2024	—	(878)
	USD	37,167	SGD	50,000	07/02/2024	—	(293)
	USD	42,902	THB	1,570,000	07/02/2024	—	(120)
	ZAR	630,000	USD	33,827	07/02/2024	—	(800)
						53,499	(24,899)
BNP Paribas SA	AUD	550,000	USD	365,310	07/02/2024	—	(1,595)
	AUD	342,000	USD	228,029	08/02/2024	—	(311)
	CAD	260,000	USD	190,424	07/02/2024	373	—
	CAD	40,000	USD	29,284	08/02/2024	25	—
	CHF	542,000	USD	604,512	07/02/2024	1,250	—
	CNH	15,000	USD	2,056	07/02/2024	1	—
	CZK	980,000	USD	43,094	07/02/2024	1,198	—
	EUR	52,000	USD	56,618	07/02/2024	928	—
	EUR	108,000	USD	115,910	08/02/2024	78	—
	GBP	106,000	USD	135,202	07/02/2024	1,208	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	GBP	36,000	USD	45,516	08/02/2024	$ 1	$ —
	HKD	655,000	USD	84,311	04/16/2025	—	(65)
	HUF	200,000	USD	544	07/02/2024	1	—
	ILS	95,000	USD	25,579	08/02/2024	396	—
	JPY	589,273,000	USD	3,778,730	07/02/2024	116,147	—
	JPY	6,900,000	USD	43,199	08/02/2024	110	—
	MXN	3,990,000	USD	215,365	07/02/2024	—	(2,728)
	MYR	453,000	USD	96,251	07/02/2024	225	—
	NOK	1,883,000	USD	178,768	07/02/2024	2,407	—
	NZD	190,000	USD	117,084	07/02/2024	1,355	—
	PLN	536,000	USD	136,618	07/02/2024	3,472	—
	SEK	5,104,000	USD	485,462	07/02/2024	3,907	—
	USD	348,713	AUD	525,000	07/02/2024	1,515	—
	USD	113,363	AUD	170,000	08/02/2024	140	—
	USD	364,381	CAD	500,000	07/02/2024	1,103	—
	USD	58,460	CAD	80,000	08/02/2024	59	—
	USD	313,070	CHF	280,000	07/02/2024	—	(1,422)
	USD	2,068	CNH	15,000	07/02/2024	—	(13)
	USD	2,060	CNH	15,000	08/02/2024	—	—
	USD	302,340	EUR	280,000	07/02/2024	—	(2,474)
	USD	179,553	GBP	141,000	07/02/2024	—	(1,315)
	USD	29,070	GBP	23,000	08/02/2024	10	—
	USD	11,400	HUF	4,100,000	07/02/2024	—	(283)
	USD	543	HUF	200,000	08/02/2024	—	(1)
	USD	25,545	ILS	95,000	07/02/2024	—	(394)
	USD	606,788	JPY	94,649,000	07/02/2024	—	(18,504)
	USD	57,690	JPY	9,200,000	08/02/2024	—	(238)
	USD	96,474	MXN	1,700,000	07/02/2024	—	(3,553)
	USD	266,423	NOK	2,810,000	07/02/2024	—	(3,241)
	USD	101,140	NZD	165,000	07/02/2024	—	(638)
	USD	171,815	SEK	1,800,000	07/02/2024	—	(1,988)
	USD	57,702	SEK	610,000	08/02/2024	—	(61)
	USD	34,024	ZAR	630,000	08/02/2024	523	—
	ZAR	100,000	USD	5,368	07/02/2024	—	(128)
						136,432	(38,952)
Citibank, N.A.	AUD	28,000	USD	18,576	07/02/2024	—	(103)
	CNH	311,000	USD	42,932	07/02/2024	332	—
	CNH	311,000	USD	42,711	08/02/2024	3	—
	CNH	210,000	USD	29,581	06/20/2025	79	—
	DKK	628,000	USD	90,522	08/02/2024	183	—
	EUR	205,000	USD	222,094	07/02/2024	2,550	—
	GBP	22,000	USD	28,046	07/02/2024	235	—
	GBP	45,000	USD	57,051	08/02/2024	156	—
	JPY	29,178,000	USD	186,471	07/02/2024	5,117	—
	JPY	46,136,000	USD	288,444	08/02/2024	335	—
	MXN	3,753,000	USD	217,724	07/02/2024	12,586	—
	NOK	2,808,000	USD	266,372	07/02/2024	3,376	—
	NZD	70,000	USD	42,825	07/02/2024	188	—
	NZD	25,000	USD	15,254	08/02/2024	26	—
	PLN	55,000	USD	13,881	07/02/2024	219	—
	SEK	900,000	USD	85,847	07/02/2024	934	—
	SEK	610,000	USD	58,200	08/02/2024	558	—
	SGD	86,000	USD	63,683	07/02/2024	261	—
	USD	14,593	CAD	20,000	07/02/2024	26	—
	USD	73,226	CHF	65,000	07/02/2024	—	(879)
	USD	16,777	CHF	15,000	08/02/2024	—	(19)
	USD	42,619	CNH	311,000	07/02/2024	—	(18)
	USD	29,026	CNH	210,000	09/26/2024	—	(80)
	USD	48,811	CZK	1,110,000	07/02/2024	—	(1,358)
	USD	90,360	DKK	628,000	07/02/2024	—	(181)
	USD	220,553	EUR	203,000	07/02/2024	—	(3,150)
	USD	57,913	EUR	54,000	08/02/2024	3	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	238,091	GBP	187,000	07/02/2024	$ —	$ (1,704)
	USD	19,850	HUF	7,100,000	07/02/2024	—	(599)
	USD	115,570	JPY	18,000,000	07/02/2024	—	(3,692)
	USD	62,687	MXN	1,100,000	07/02/2024	—	(2,562)
	USD	71,147	NOK	760,000	07/02/2024	34	—
	USD	70,596	NZD	115,000	07/02/2024	—	(550)
	USD	11,184	PLN	45,000	08/02/2024	—	(9)
	USD	80,776	SEK	852,000	07/02/2024	—	(391)
	USD	37,153	SGD	50,000	07/02/2024	—	(280)
						27,201	(15,575)
Commonwealth Bank of Australia Sydney	GBP	11,000	USD	13,950	07/02/2024	45	—
Credit Agricole SA	CNH	596,000	USD	82,168	07/02/2024	528	—
	CNH	596,000	USD	81,849	08/02/2024	5	—
	JPY	5,500,000	USD	35,450	07/02/2024	1,265	—
	USD	81,674	CNH	596,000	07/02/2024	—	(34)
						1,798	(34)
Deutsche Bank AG	AUD	105,000	USD	70,164	08/02/2024	59	—
	CHF	30,000	USD	33,308	07/02/2024	—	(83)
	EUR	14,535,000	USD	15,841,791	07/02/2024	275,526	—
	EUR	14,535,000	USD	15,618,250	08/02/2024	29,267	—
	ILS	200,000	USD	54,497	07/02/2024	1,548	—
	JPY	9,000,000	USD	57,439	07/02/2024	1,500	—
	NOK	300,000	USD	28,417	07/02/2024	320	—
	SEK	300,000	USD	28,683	07/02/2024	378	—
	USD	16,875	CHF	15,000	07/02/2024	—	(180)
	USD	15,731,569	EUR	14,660,000	07/02/2024	—	(31,435)
	USD	25,960	ILS	95,000	07/02/2024	—	(809)
	USD	14,647	JPY	2,300,000	07/02/2024	—	(352)
	USD	14,230	NOK	150,000	07/02/2024	—	(181)
	USD	15,229	NZD	25,000	08/02/2024	—	(1)
	USD	14,037	SEK	150,000	07/02/2024	115	—
						308,713	(33,041)
Goldman Sachs International	AUD	88,000	USD	58,600	08/02/2024	—	(154)
	BRL	210,000	USD	38,320	07/02/2024	754	—
	CAD	20,000	USD	14,611	07/02/2024	—	(8)
	CLP	92,690,000	USD	99,972	07/02/2024	1,475	—
	CNH	741,000	USD	101,539	07/02/2024	38	—
	CZK	400,000	USD	17,516	07/02/2024	416	—
	EUR	27,000	USD	28,914	07/02/2024	—	(2)
	GBP	23,000	USD	29,212	07/02/2024	138	—
	HUF	2,900,000	USD	8,064	07/02/2024	201	—
	ILS	50,000	USD	13,585	07/02/2024	347	—
	JPY	16,900,000	USD	107,823	07/02/2024	2,782	—
	JPY	7,000,000	USD	43,863	08/02/2024	150	—
	KRW	529,594,000	USD	384,128	07/02/2024	—	(611)
	KRW	10,944,000	USD	7,879	08/02/2024	—	(64)
	MXN	2,050,000	USD	115,840	07/02/2024	3,787	—
	NOK	912,000	USD	85,548	07/02/2024	131	—
	NZD	50,000	USD	30,585	07/02/2024	130	—
	SEK	1,280,000	USD	121,909	07/02/2024	1,143	—
	TWD	925,000	USD	28,688	07/02/2024	175	—
	TWD	1,390,000	USD	42,798	08/02/2024	9	—
	USD	29,906	AUD	45,000	07/02/2024	113	—
	USD	39,708	BRL	210,000	07/02/2024	—	(2,142)
	USD	29,063	CAD	40,000	07/02/2024	176	—
	USD	27,667	CHF	25,000	07/02/2024	159	—
	USD	101,002	CLP	92,690,000	07/02/2024	—	(2,506)
	USD	102,148	CNH	741,000	07/02/2024	—	(647)
	USD	101,766	CNH	741,000	08/02/2024	—	(10)
	USD	22,930	CZK	520,000	07/02/2024	—	(700)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	88,005	JPY	13,900,000	07/02/2024	$ —	$ (1,611)
	USD	386,276	KRW	529,594,000	07/02/2024	—	(1,537)
	USD	190,031	KRW	263,970,000	08/02/2024	1,550	—
	USD	329,242	MXN	6,022,000	07/02/2024	—	(81)
	USD	65,357	NOK	690,000	07/02/2024	—	(732)
	USD	27,914	NZD	45,000	07/02/2024	—	(504)
	USD	190,082	SEK	1,998,000	07/02/2024	—	(1,574)
	USD	14,810	SGD	20,000	07/02/2024	—	(61)
	USD	28,478	TWD	925,000	07/02/2024	35	—
	USD	33,743	ZAR	640,000	07/02/2024	1,434	—
	ZAR	160,000	USD	8,886	07/02/2024	92	—
						15,235	(12,944)
HSBC Bank PLC	CAD	160,000	USD	116,383	07/02/2024	—	(572)
	CZK	10,000	USD	432	08/02/2024	4	—
	EUR	180,000	USD	193,086	08/02/2024	34	—
	MYR	192,000	USD	40,851	07/02/2024	152	—
	USD	44,884	CHF	40,000	07/02/2024	—	(362)
	USD	432	CZK	10,000	07/02/2024	—	(4)
	USD	116,631	JPY	18,200,000	07/02/2024	—	(3,511)
	USD	159,909	MXN	2,990,000	07/02/2024	3,524	—
	USD	43,316	SEK	450,000	07/02/2024	—	(859)
	ZAR	650,000	USD	34,376	07/02/2024	—	(1,351)
						3,714	(6,659)
JPMorgan Chase Bank, N.A.	AUD	34,000	USD	22,654	07/02/2024	—	(27)
	AUD	85,000	USD	56,762	08/02/2024	10	—
	CAD	40,000	USD	29,296	08/02/2024	37	—
	CHF	144,000	USD	161,027	07/02/2024	751	—
	CNH	1,746,000	USD	240,716	07/02/2024	1,551	—
	CNH	707,000	USD	97,092	08/02/2024	5	—
	CNH	207,000	USD	29,294	05/22/2025	269	—
	EUR	132,000	USD	142,842	07/02/2024	1,476	—
	EUR	52,000	USD	55,835	08/02/2024	64	—
	HKD	655,000	USD	84,309	04/17/2025	—	(67)
	JPY	29,200,000	USD	186,781	07/02/2024	5,291	—
	MXN	510,000	USD	28,555	07/02/2024	679	—
	NOK	610,000	USD	57,370	07/02/2024	238	—
	NZD	25,000	USD	15,465	07/02/2024	237	—
	SEK	1,290,000	USD	123,043	07/02/2024	1,333	—
	SGD	397,000	USD	293,489	08/02/2024	284	—
	USD	112,688	AUD	170,000	07/02/2024	719	—
	USD	56,382	AUD	85,000	08/02/2024	370	—
	USD	55,888	CHF	50,000	07/02/2024	—	(236)
	USD	72,817	CHF	65,000	08/02/2024	—	(200)
	USD	240,213	CNH	1,746,000	07/02/2024	—	(1,048)
	USD	28,721	CNH	207,000	08/29/2024	—	(247)
	USD	31,184	CZK	710,000	07/02/2024	—	(831)
	USD	119,747	EUR	110,000	07/02/2024	—	(1,942)
	USD	14,082	GBP	11,000	07/02/2024	—	(177)
	USD	171,614	JPY	26,850,000	07/02/2024	—	(4,729)
	USD	28,726	JPY	4,600,000	08/02/2024	—	—
	USD	61,433	MXN	1,050,000	07/02/2024	—	(4,040)
	USD	72,286	NOK	760,000	07/02/2024	—	(1,105)
	USD	15,403	NZD	25,000	07/02/2024	—	(175)
	USD	85,103	SEK	900,000	07/02/2024	—	(189)
	USD	28,441	SEK	300,000	08/02/2024	—	(93)
	USD	293,071	SGD	397,000	07/02/2024	—	(298)
						13,314	(15,404)
Morgan Stanley & Co. International PLC	AUD	150,000	USD	99,759	07/02/2024	—	(306)
	AUD	45,000	USD	30,063	08/02/2024	18	—
	CAD	20,000	USD	14,607	07/02/2024	—	(12)
	CAD	2,065,000	USD	1,509,867	08/02/2024	—	(652)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CHF	290,000	USD	323,770	07/02/2024	$ 992	$ —
	CNH	194,000	USD	26,585	07/02/2024	11	—
	CZK	910,000	USD	39,918	07/02/2024	1,015	—
	CZK	270,000	USD	11,663	08/02/2024	114	—
	EUR	83,000	USD	89,026	07/02/2024	137	—
	GBP	33,000	USD	41,908	07/02/2024	193	—
	HKD	1,110,000	USD	143,097	05/12/2025	58	—
	HUF	10,400,000	USD	28,777	07/02/2024	578	—
	ILS	120,000	USD	32,537	07/02/2024	767	—
	JPY	53,155,000	USD	335,420	07/02/2024	5,039	—
	JPY	543,907,000	USD	3,404,771	08/02/2024	8,190	—
	MXN	490,000	USD	27,781	07/02/2024	997	—
	NOK	542,000	USD	51,757	07/02/2024	993	—
	NZD	303,000	USD	184,549	07/02/2024	—	(9)
	NZD	653,000	USD	396,959	08/02/2024	—	(787)
	SEK	300,000	USD	28,750	07/02/2024	446	—
	SGD	86,000	USD	63,818	07/02/2024	396	—
	THB	520,000	USD	14,185	07/02/2024	15	—
	USD	29,868	AUD	45,000	07/02/2024	152	—
	USD	1,538,060	CAD	2,105,000	07/02/2024	626	—
	USD	66,845	CHF	60,000	07/02/2024	—	(64)
	USD	26,740	CNH	194,000	07/02/2024	—	(166)
	USD	26,640	CNH	194,000	08/02/2024	—	—
	USD	120,750	EUR	111,000	07/02/2024	—	(1,874)
	USD	56,298	GBP	44,000	07/02/2024	—	(678)
	USD	5,835	HUF	2,100,000	07/02/2024	—	(141)
	USD	40,503	ILS	150,000	07/02/2024	—	(791)
	USD	3,453,296	JPY	554,007,000	07/02/2024	—	(9,906)
	USD	236,260	JPY	37,755,000	08/02/2024	—	(488)
	USD	88,730	MXN	1,580,000	07/02/2024	—	(2,367)
	USD	14,078	MXN	260,000	08/02/2024	66	—
	USD	51,102	NOK	540,000	07/02/2024	—	(526)
	USD	412,306	NZD	678,000	07/02/2024	664	—
	USD	138,601	NZD	228,000	08/02/2024	275	—
	USD	36,913	PLN	145,000	07/02/2024	—	(894)
	USD	14,350	SEK	150,000	07/02/2024	—	(198)
	USD	29,748	SGD	40,000	07/02/2024	—	(250)
	ZAR	432,000	USD	23,426	07/02/2024	—	(318)
						21,742	(20,427)
Natwest Markets PLC	CHF	15,000	USD	16,918	07/02/2024	222	—
	NOK	460,000	USD	43,061	07/02/2024	—	(22)
						222	(22)
Royal Bank of Canada	CAD	2,465,000	USD	1,808,040	07/02/2024	6,206	—
	CNH	583,000	USD	80,379	07/02/2024	520	—
	CNH	583,000	USD	80,067	08/02/2024	8	—
	EUR	224,000	USD	242,179	07/02/2024	2,286	—
	GBP	56,000	USD	71,498	07/02/2024	709	—
	PLN	45,000	USD	11,216	08/02/2024	42	—
	SEK	380,000	USD	36,103	07/02/2024	250	—
	USD	131,285	CAD	180,000	07/02/2024	289	—
	USD	79,892	CNH	583,000	07/02/2024	—	(33)
	USD	43,099	CZK	980,000	07/02/2024	—	(1,203)
	USD	71,658	EUR	66,000	07/02/2024	—	(976)
	USD	56,226	GBP	44,000	07/02/2024	—	(605)
	USD	56,817	NOK	600,000	07/02/2024	—	(622)
	USD	23,709	PLN	95,000	07/02/2024	—	(110)
						10,310	(3,549)
Societe Generale	CAD	20,000	USD	14,665	07/02/2024	46	—
	CHF	50,000	USD	56,204	07/02/2024	552	—
	CNH	174,000	USD	23,846	07/02/2024	12	—
	EUR	26,000	USD	28,337	07/02/2024	492	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	MXN	260,000	USD	14,328	07/02/2024	$ 117	$ —
	USD	106,171	CHF	95,000	07/02/2024	—	(433)
	USD	23,987	CNH	174,000	07/02/2024	—	(152)
	USD	23,899	CNH	174,000	08/02/2024	—	(5)
	USD	28,161	EUR	26,000	07/02/2024	—	(316)
	USD	13,995	GBP	11,000	07/02/2024	—	(90)
	USD	6,811	MXN	120,000	07/02/2024	—	(252)
	USD	14,086	NOK	150,000	07/02/2024	—	(38)
						1,219	(1,286)
Standard Chartered Bank	CNH	91,000	USD	12,545	07/02/2024	80	—
	CNH	91,000	USD	12,498	08/02/2024	2	—
	HKD	900,000	USD	116,062	06/18/2025	25	—
	MYR	645,000	USD	137,511	08/02/2024	728	—
	USD	12,470	CNH	91,000	07/02/2024	—	(5)
	USD	137,219	MYR	645,000	07/02/2024	—	(494)
						835	(499)
State Street Bank & Trust Company	AUD	65,000	USD	43,265	07/02/2024	—	(96)
	AUD	125,000	USD	83,423	08/02/2024	—	(35)
	CAD	100,000	USD	73,147	07/02/2024	50	—
	CHF	120,000	USD	134,236	07/02/2024	672	—
	CNY	180,000	USD	24,814	07/02/2024	41	—
	CNY	180,000	USD	24,721	08/02/2024	—	(500)
	EUR	334,000	USD	361,626	07/02/2024	3,929	—
	EUR	14,000	USD	14,973	08/02/2024	—	(43)
	GBP	34,000	USD	43,325	07/02/2024	346	—
	JPY	24,100,000	USD	153,976	07/02/2024	4,184	—
	MXN	1,516,000	USD	83,932	07/02/2024	1,068	—
	NOK	300,000	USD	28,338	07/02/2024	241	—
	NZD	75,000	USD	46,108	07/02/2024	426	—
	PLN	100,000	USD	25,057	07/02/2024	217	—
	SEK	300,000	USD	28,527	07/02/2024	222	—
	USD	109,520	AUD	165,000	07/02/2024	552	—
	USD	30,029	AUD	45,000	08/02/2024	15	—
	USD	43,823	CAD	60,000	07/02/2024	35	—
	USD	14,629	CAD	20,000	08/02/2024	1	—
	USD	72,801	CHF	65,000	07/02/2024	—	(454)
	USD	127,695	EUR	118,000	07/02/2024	—	(1,323)
	USD	77,908	GBP	61,000	07/02/2024	—	(798)
	USD	85,943	JPY	13,500,000	07/02/2024	—	(2,035)
	USD	52,391	MXN	942,000	07/02/2024	—	(901)
	USD	14,026	NOK	150,000	07/02/2024	23	—
	USD	119,392	NZD	195,000	07/02/2024	—	(617)
	USD	14,237	SEK	150,000	07/02/2024	—	(85)
	ZAR	640,000	USD	34,709	07/02/2024	—	(468)
						12,022	(7,355)
Toronto Dominion Bank	AUD	278,000	USD	184,759	07/02/2024	—	(695)
	AUD	755,000	USD	502,202	08/02/2024	—	(1,884)
	CAD	20,000	USD	14,600	07/02/2024	—	(20)
	CHF	30,000	USD	33,943	07/02/2024	552	—
	EUR	52,000	USD	56,364	07/02/2024	675	—
	EUR	13,000	USD	13,940	08/02/2024	—	(3)
	GBP	2,707,000	USD	3,444,046	07/02/2024	22,128	—
	USD	501,773	AUD	755,000	07/02/2024	1,887	—
	USD	184,917	AUD	278,000	08/02/2024	694	—
	USD	29,277	CAD	40,000	07/02/2024	—	(38)
	USD	14,627	CAD	20,000	08/02/2024	3	—
	USD	13,971	EUR	13,000	07/02/2024	—	(49)
	USD	44,530	GBP	35,000	07/02/2024	—	(286)
	USD	14,660	JPY	2,300,000	07/02/2024	—	(364)
						25,939	(3,339)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	AUD	165,000	USD	110,012	07/02/2024	$ —	$ (60)
	CAD	20,000	USD	14,601	07/02/2024	—	(18)
	CAD	40,000	USD	29,293	08/02/2024	34	—
	CHF	287,000	USD	321,223	08/02/2024	592	—
	CNH	97,000	USD	13,390	07/02/2024	103	—
	CNH	97,000	USD	13,322	08/02/2024	1	—
	DKK	628,000	USD	91,736	07/02/2024	1,557	—
	GBP	122,000	USD	154,855	07/02/2024	634	—
	GBP	2,576,000	USD	3,270,263	08/02/2024	13,350	—
	HKD	1,115,000	USD	143,754	05/12/2025	71	—
	JPY	2,400,000	USD	15,371	07/02/2024	454	—
	MXN	10,470,000	USD	615,497	07/02/2024	43,210	—
	MXN	14,934,000	USD	816,164	08/02/2024	3,734	—
	NOK	1,815,000	USD	171,761	07/02/2024	1,770	—
	NOK	2,710,000	USD	256,660	08/02/2024	2,640	—
	NZD	653,000	USD	401,987	07/02/2024	4,245	—
	PLN	105,000	USD	26,455	07/02/2024	373	—
	PLN	501,000	USD	125,274	08/02/2024	863	—
	SEK	2,504,000	USD	239,622	08/02/2024	3,009	—
	SGD	325,000	USD	241,021	07/02/2024	1,345	—
	THB	1,050,000	USD	28,679	07/02/2024	67	—
	USD	87,243	CAD	120,000	07/02/2024	473	—
	USD	568,336	CHF	511,000	07/02/2024	421	—
	USD	13,293	CNH	97,000	07/02/2024	—	(6)
	USD	5,678	CZK	130,000	07/02/2024	—	(121)
	USD	12,032	CZK	280,000	08/02/2024	—	(55)
	USD	86,036	EUR	79,000	07/02/2024	—	(1,431)
	USD	3,288,890	GBP	2,591,000	07/02/2024	—	(13,608)
	USD	213,017	GBP	168,000	08/02/2024	—	(610)
	USD	549	HUF	200,000	07/02/2024	—	(7)
	USD	14,260	JPY	2,200,000	07/02/2024	—	(586)
	USD	902,698	MXN	16,337,000	07/02/2024	—	(9,722)
	USD	86,351	MXN	1,578,000	08/02/2024	—	(506)
	USD	264,076	NOK	2,790,000	07/02/2024	—	(2,767)
	USD	171,896	NOK	1,815,000	08/02/2024	—	(1,768)
	USD	121,889	NZD	198,000	07/02/2024	—	(1,287)
	USD	125,313	PLN	501,000	07/02/2024	—	(861)
	USD	282,458	SEK	2,954,000	07/02/2024	—	(3,752)
	USD	70,649	THB	2,590,000	07/02/2024	—	(72)
	USD	72,825	ZAR	1,322,000	07/02/2024	—	(163)
	ZAR	1,322,000	USD	72,656	08/02/2024	161	—
						79,107	(37,400)
Westpac Banking Corp.	AUD	45,000	USD	30,017	07/02/2024	—	(2)
	GBP	11,000	USD	14,070	07/02/2024	165	—
	NZD	50,000	USD	30,850	07/02/2024	395	—
	USD	13,291	AUD	20,000	07/02/2024	51	—
	USD	42,976	NZD	70,000	07/02/2024	—	(339)
						611	(341)
Unrealized Appreciation (Depreciation)						$721,870	$(227,263)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2024 — (unaudited) — (continued)

ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2024 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,155,296	$—	$—	$110,155,296
Corporate Bonds & Notes	—	3,016,107	—	3,016,107
U.S. Government & Agency Obligations	—	22,362,553	—	22,362,553
Foreign Government Obligations	—	26,696,146	—	26,696,146
Short-Term Investments	—	4,141,333	—	4,141,333
Repurchase Agreements	—	2,380,000	—	2,380,000
Total Investments at Value	$110,155,296	$58,596,139	$—	$168,751,435
Other Financial Instruments:†
Futures Contracts	$65,005	$—	$—	$65,005
Forward Foreign Currency Contracts	—	721,870	—	721,870
Total Other Financial Instruments	$65,005	$721,870	$—	$786,875
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$31,633	$—	$—	$31,633
Forward Foreign Currency Contracts	—	227,263	—	227,263
Total Other Financial Instruments	$31,633	$227,263	$—	$258,896
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — June 30, 2024 (unaudited)

	SA Wellington Capital Appreciation	SA Wellington Government and Quality Bond	SA Wellington Strategic Multi-Asset
ASSETS:
Investments at value (unaffiliated)*	$2,185,459,475	$1,197,070,685	$166,371,435
Repurchase agreements (cost approximates value)	15,415,000	26,715,000	2,380,000
Cash	1,304	—	3,461
Foreign cash*	22	5	187,103
Receivable for variation margin on futures contracts	—	25,726	4,050
Receivable for:
Fund shares sold	11,475	4,580,496	—
Dividends and interest	105,230	9,748,149	543,054
Investments sold	—	22,510,263	1,089,643
Prepaid expenses and other assets	10,923	4,738	4,170
Due from investment adviser for expense reimbursements/fee waivers	—	—	55,878
Unrealized appreciation on forward foreign currency contracts	—	—	721,870
Total assets	2,201,003,429	1,260,655,062	171,360,664
LIABILITIES:
Payable for:
Fund shares redeemed	44,966,213	501,195	664,911
Investments purchased	—	44,316,858	1,871,080
Investment advisory and management fees	1,248,631	538,907	138,253
Service fees—Class 2	6,287	1,665	—
Service fees—Class 3	297,530	110,224	31,952
Transfer agent fees	793	907	291
Trustees' fees and expenses	—	—	306
Other accrued expenses	287,164	280,714	83,416
Due to custodian	—	13,981	—
Unrealized depreciation on forward foreign currency contracts	—	—	227,263
Payable for collateral on TBA commitments	—	290,000	—
Total liabilities	46,806,618	46,054,451	3,017,472
Commitments and contingent liabilities (Note 5)
Net assets	$2,154,196,811	$1,214,600,611	$168,343,192
NET ASSETS REPRESENTED BY:
Paid in capital	$1,740,754,453	$1,406,571,003	$156,556,881
Total accumulated earnings (loss)	413,442,358	(191,970,392)	11,786,311
Net assets	$2,154,196,811	$1,214,600,611	$168,343,192
Class 1 (unlimited shares authorized):
Net assets	$675,592,930	$662,965,952	$12,762,789
Shares of beneficial interest issued and outstanding	16,616,252	50,544,523	1,396,535
Net asset value, offering and redemption price per share	$40.66	$13.12	$9.14
Class 2 (unlimited shares authorized):
Net assets	$50,939,180	$13,480,165	$—
Shares of beneficial interest issued and outstanding	1,452,036	1,023,659	—
Net asset value, offering and redemption price per share	$35.08	$13.17	$—
Class 3 (unlimited shares authorized):
Net assets	$1,427,664,701	$538,154,494	$155,580,403
Shares of beneficial interest issued and outstanding	45,260,043	41,147,694	17,194,511
Net asset value, offering and redemption price per share	$31.54	$13.08	$9.05
* Cost
Investments (unaffiliated)	$1,532,381,593	$1,247,613,025	$141,971,735
Foreign cash	$22	$5	$188,775
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS — For the Six Months Ended June 30, 2024 (unaudited)

	SA Wellington Capital Appreciation	SA Wellington Government and Quality Bond	SA Wellington Strategic Multi-Asset
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,550,054	$—	$897,218
Interest (unaffiliated)	608,898	27,130,373	1,010,809
Total investment income*	3,158,952	27,130,373	1,908,027
EXPENSES:
Investment advisory and management fees	7,194,904	3,305,716	816,272
Service Fees:
Class 2	36,796	10,081	—
Class 3	1,715,314	665,798	188,562
Transfer agent fees and expenses	1,834	1,812	593
Custodian and accounting fees	87,665	122,741	58,000
Reports to shareholders	44,278	35,456	5,898
Audit and tax fees	20,921	28,815	31,047
Legal fees	11,810	9,881	7,344
Trustees' fees and expenses	24,062	16,580	2,153
Interest expense	8,169	265	104
License fee	—	3,796	43,249
Other expenses	32,594	26,528	25,967
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	9,178,347	4,227,469	1,179,189
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 5)	—	—	(328,579)
Fees paid indirectly (Note 2)	(10,844)	—	(4)
Net expenses	9,167,503	4,227,469	850,606
Net investment income (loss)	(6,008,551)	22,902,904	1,057,421
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	151,775,342	(10,884,807)	2,633,017
Futures contracts	—	123,702	42,931
Forward contracts	—	—	724,679
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(25,522)
Net realized gain (loss) on investments and foreign currencies	151,775,342	(10,761,105)	3,375,105
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	345,061,340	(19,910,944)	8,048,891
Futures contracts	—	(235,243)	123,596
Forward contracts	—	—	870,177
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(85)	—	(18,495)
Net unrealized gain (loss) on investments and foreign currencies	345,061,255	(20,146,187)	9,024,169
Net realized and unrealized gain (loss) on investments and foreign currencies	496,836,597	(30,907,292)	12,399,274
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$490,828,046	$(8,004,388)	$13,456,695
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$51,367
** Net of foreign withholding taxes on capital gains of	$—	$—	$(154)
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	SA Wellington Capital Appreciation		SA Wellington Government and Quality Bond		SA Wellington Strategic Multi-Asset
	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(6,008,551)	$(9,598,036)	$22,902,904	$43,882,957	$1,057,421	$1,175,351
Net realized gain (loss) on investments and foreign currencies	151,775,342	(95,764,473)	(10,761,105)	(50,617,435)	3,375,105	(7,608,263)
Net unrealized gain (loss) on investments and foreign currencies	345,061,255	674,064,819	(20,146,187)	67,408,930	9,024,169	27,075,350
Net increase (decrease) in net assets resulting from operations	490,828,046	568,702,310	(8,004,388)	60,674,452	13,456,695	20,642,438
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	—	—	(16,012,271)	—	(181,569)
Distributable earnings — Class 2	—	—	—	(272,581)	—	—
Distributable earnings — Class 3	—	—	—	(10,376,948)	—	(1,831,145)
Total distributions to shareholders	—	—	—	(26,661,800)	—	(2,012,714)
CAPITAL SHARE TRANSACTIONS (Note 7)	(218,403,858)	(192,968,623)	(59,974,828)	(121,120,587)	(4,876,274)	1,373,753
TOTAL INCREASE (DECREASE) IN NET ASSETS	272,424,188	375,733,687	(67,979,216)	(87,107,935)	8,580,421	20,003,477
NET ASSETS:
Beginning of period	1,881,772,623	1,506,038,936	1,282,579,827	1,369,687,762	159,762,771	139,759,294
End of period	$2,154,196,811	$1,881,772,623	$1,214,600,611	$1,282,579,827	$168,343,192	$159,762,771
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
    SunAmerica Series Trust (the “Trust”), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is currently comprised of 61 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 3 of which are included in this report.  The SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Portfolios of the Trust. For purposes of the Investment Advisers Act and the Investment Company Act,  American International Group, Inc.’s (“AIG”) share ownership of Corebridge, the publicly-traded parent company of SAAMCo, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provide AIG with control over Corebridge’s corporate and business activities.
    Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser and Nassau Life Insurance Company, an unaffiliated life insurance company (the “Life Companies”), and are also offered to certain affiliated mutual funds. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
    Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
    Each Portfolio is diversified as defined by the 1940 Act.
    The investment goal for each Portfolio is as follows:
    The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.
    The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by S&P Global (Ratings) or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).
    The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.
    Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
    The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
    Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

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NOTES TO FINANCIAL STATEMENTS — (continued)

    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
    Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the

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NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
    Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.54%	$3,300,000
SA Wellington Government and Quality Bond Portfolio	47.73	5,720,000
SA Wellington Strategic Multi-Asset Portfolio	4.21	505,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Bank of America Securities LLC, dated June 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $11,984,000, a repurchase price of $11,989,303, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	02/15/2043	$14,817,000	$12,333,226
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.50%	$2,750,000
SA Wellington Government and Quality Bond Portfolio	47.70	4,770,000
SA Wellington Strategic Multi-Asset Portfolio	4.25	425,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Barclays Capital, Inc., dated June 28, 2024, bearing interest at a rate of 5.32% per annum, with a principal amount of $10,000,000, a repurchase price of $10,004,433, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	05/15/2032	$11,217,000	$10,196,092
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.50%	$2,750,000
SA Wellington Government and Quality Bond Portfolio	47.70	4,770,000
SA Wellington Strategic Multi-Asset Portfolio	4.25	425,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

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NOTES TO FINANCIAL STATEMENTS — (continued)

    BNP Paribas SA, dated June 28, 2024, bearing interest at a rate of 5.31% per annum, with a principal amount of $10,000,000, a repurchase price of $10,004,425, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	08/15/2028	$10,695,200	$10,201,004
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.53%	$3,300,000
SA Wellington Government and Quality Bond Portfolio	47.73	5,720,000
SA Wellington Strategic Multi-Asset Portfolio	4.21	505,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    Deutsche Bank AG, dated June 28, 2024, bearing interest at a rate of 5.33% per annum, with a principal amount of $11,985,000, a repurchase price of $11,990,323, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.63%	04/30/2031	$12,013,000	$12,343,847
    As of June 30, 2024, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	27.66%	$3,315,000
SA Wellington Government and Quality Bond Portfolio	47.85	5,735,000
SA Wellington Strategic Multi-Asset Portfolio	4.34	520,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
    RBS Securities, Inc., dated June 28, 2024, bearing interest at a rate of 5.30% per annum, with a principal amount of $11,986,000, a repurchase price of $11,991,294, and a maturity date of July 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	5.42%	09/26/2024	$12,390,000	$12,228,063
    Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
    When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
    Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
    The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

    Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.
    Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
    Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
    Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
    Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
    Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
    Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
    The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
    Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
    Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Recent Accounting and Regulatory Developments
    In June 2022, the FASB issued ASU No. 2022-03, “Fair Value Measurement”, which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with ASU 2022-03. The Rule became effective for fiscal years beginning after December 15, 2023.  Adoption of the Rule had no material impact on the Portfolios.
Note 3 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the

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NOTES TO FINANCIAL STATEMENTS — (continued)

Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    The following tables represent the value of derivatives held as of June 30, 2024, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended June 30, 2024. For a detailed presentation of derivatives held as of June 30, 2024, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts	Options Purchased(2)	Foreign Forward Exchange Contracts(3)	Futures Contracts(1)	Swap Contracts	Options Written(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$48,109	$—	$—	$—	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	65,005	—	—	—	31,633	—	—	—
	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	721,870	—	—	—	227,263

(1)	Amount represents cumulative appreciation/depreciation on futures as disclosed in the Portfolio of Investments. Only the Variation margin on futures contracts is separately disclosed on the Statements of Assets and Liabilities.
(2)	Investments at value (unaffiliated)
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$123,702	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	42,931	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	724,679

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(235,243)	$—	$—	$—	$—
SA Wellington Strategic Multi-Asset	123,596	—	—	—	—
	Foreign Forward Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	—	—	870,177

(1)	Change in unrealized appreciation (depreciation) on futures contracts
(2)	Change in unrealized appreciation (depreciation) on swap contracts
(3)	Change in unrealized appreciation (depreciation) on written options contracts
(4)	Change in unrealized appreciation (depreciation) on investments
(5)	Change in unrealized appreciation (depreciation) on forward contracts

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NOTES TO FINANCIAL STATEMENTS — (continued)

    The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2024.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Forward Exchange Contracts(1)
SA Wellington Government and Quality Bond	$2,716,852	$—
SA Wellington Strategic Multi-Asset	13,196,163	113,819,022

(1)	Amounts represent notional amounts in US dollars.
    The following table represents the Portfolio’s objectives for using derivative instruments for the six months ended June 30, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts
SA Wellington Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
    The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of June 30, 2024. The repurchase agreements held by the Portfolios as of June 30, 2024, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA Wellington Strategic Multi-Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$9,912	$—	$—	$9,912	$5,537	$—	$—	$5,537	$4,375	$—	$4,375
Barclays Bank PLC	53,499	—	—	53,499	24,899	—	—	24,899	28,600	—	28,600
BNP Paribas SA	136,432	—	—	136,432	38,952	—	—	38,952	97,480	—	97,480
Citibank, N.A.	27,201	—	—	27,201	15,575	—	—	15,575	11,626	—	11,626
Commonwealth Bank of Australia Sydney	45	—	—	45	—	—	—	—	45	—	45
Credit Agricole SA	1,798	—	—	1,798	34	—	—	34	1,764	—	1,764
Deutsche Bank AG	308,713	—	—	308,713	33,041	—	—	33,041	275,672	—	275,672
Goldman Sachs International	15,235	—	—	15,235	12,944	—	—	12,944	2,291	—	2,291
HSBC Bank PLC	3,714	—	—	3,714	6,659	—	—	6,659	(2,945)	—	(2,945)
JPMorgan Chase Bank, N.A.	13,314	—	—	13,314	15,404	—	—	15,404	(2,090)	—	(2,090)
Morgan Stanley & Co. International PLC	21,742	—	—	21,742	20,427	—	—	20,427	1,315	—	1,315
Natwest Markets PLC	222	—	—	222	22	—	—	22	200	—	200
Royal Bank of Canada	10,310	—	—	10,310	3,549	—	—	3,549	6,761	—	6,761
Societe Generale	1,219	—	—	1,219	1,286	—	—	1,286	(67)	—	(67)
Standard Chartered Bank	835	—	—	835	499	—	—	499	336	—	336
State Street Bank & Trust Company	12,022	—	—	12,022	7,355	—	—	7,355	4,667	—	4,667
Toronto Dominion Bank	25,939	—	—	25,939	3,339	—	—	3,339	22,600	—	22,600
UBS AG	79,107	—	—	79,107	37,400	—	—	37,400	41,707	—	41,707
Westpac Banking Corp.	611	—	—	611	341	—	—	341	270	—	270
Total	$721,870	$—	$—	$721,870	$227,263	$—	$—	$227,263	$494,607	$—	$494,607

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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NOTES TO FINANCIAL STATEMENTS — (continued)

Note 4 — Federal Income Taxes
    The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended December 31, 2023
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Wellington Capital Appreciation	$—	$(377,089,557)	$299,703,871	$—	$—
SA Wellington Government and Quality Bond	40,500,991	(190,826,075)	(33,168,527)	26,661,800	—
SA Wellington Strategic Multi-Asset	1,811,627	(17,206,559)	15,541,562	2,012,714	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
    As of December 31, 2023, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Wellington Capital Appreciation	$232,188,947	$144,900,610
SA Wellington Government and Quality Bond	95,686,091	95,139,984
SA Wellington Strategic Multi-Asset	13,953,341	3,253,218
    The Portfolios had a change in ownership as defined in the Internal Revenue Code on June 3, 2024. Therefore, certain capital loss carryforward amounts disclosed above may be subject to limitations on their use in future periods pursuant to applicable federal income tax regulations.
    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA Wellington Capital Appreciation	$681,157,301	$(36,392,193)	$644,765,108	$1,556,109,367
SA Wellington Government and Quality Bond	3,665,956	(56,413,966)	(52,748,010)	1,276,865,156
SA Wellington Strategic Multi-Asset	30,584,375	(6,014,215)	24,570,160	145,146,434
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
    SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Wellington Capital Appreciation	Wellington Management Company LLP	0.750% on the first $50 million 0.725% on the next $50 million 0.700% on assets over $100 million	No fee waiver
SA Wellington Government and Quality Bond	Wellington Management Company LLP	0.625% on the first $200 million 0.575% on the next $300 million 0.500% on assets over $500 million	No fee waiver
SA Wellington Strategic Multi-Asset	Wellington Management Company LLP	1.00% on the first $200 million 0.875% on the next $300 million 0.800% on assets over $500 million	0.650% on the first $200 million 0.525% on the next $300 million 0.450% on assets over $500 million

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NOTES TO FINANCIAL STATEMENTS — (continued)

    For the six months ended June 30, 2024, advisory fees waived were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$285,695
    The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2025, only with the approval of the Board, including a majority of the trustees who are not “interested persons” of the Trust as defined in the 1940 Act. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolios' business. During the period ended June 30, 2024, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 3
SA Wellington Strategic Multi-Asset	0.81%	1.06%
    The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
    For the six months ended June 30, 2024, expenses reimbursed were as follows:
Portfolio	Amount
SA Wellington Strategic Multi-Asset	$42,884
    Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
    At June 30, 2024, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Portfolio	December 31, 2024	December 31, 2025	June 30,2026
SA Wellington Strategic Multi-Asset	$277,136	$412,189	$42,884
    The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the six months ended June 30, 2024, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
    Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended June 30, 2024, service fees were paid (see Statement of Operations) based on the aforementioned rates.
Note 6 — Purchases and Sales of Investment Securities
    The cost of purchases and proceeds from sales and maturities of long—term investments during the six months ended June 30, 2024 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Wellington Capital Appreciation	$1,457,927,046	$1,653,517,456	$—	$—
SA Wellington Government and Quality Bond	196,967,451	234,356,072	483,967,751	463,648,127
SA Wellington Strategic Multi-Asset	29,121,277	31,178,315	8,448,330	6,677,718

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NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Capital Share Transactions
    Transactions in capital shares of each class of each Portfolio were as follows:
	SA Wellington Capital Appreciation Portfolio				SA Wellington Government and Quality Bond Portfolio
	Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23		Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	31,654	$1,176,762	547,382	$16,087,197	230,071	$3,002,393	3,552,134	$46,675,964
Reinvested dividends	—	—	—	—	—	—	1,300,753	16,012,271
Shares redeemed	(1,507,727)	(54,869,717)	(2,615,727)	(72,753,369)	(4,456,743)	(58,029,683)	(13,617,634)	(176,246,318)
Total	(1,476,073)	$(53,692,955)	(2,068,345)	$(56,666,172)	(4,226,672)	$(55,027,290)	(8,764,747)	$(113,558,083)
Class 2
Shares sold	1,904	$61,964	12,332	$297,762	66,424	$869,179	43,728	$576,246
Reinvested dividends	—	—	—	—	—	—	22,036	272,581
Shares redeemed	(177,868)	(5,794,496)	(267,229)	(6,493,119)	(77,447)	(1,012,419)	(163,278)	(2,132,417)
Total	(175,964)	$(5,732,532)	(254,897)	$(6,195,357)	(11,023)	$(143,240)	(97,514)	$(1,283,590)
Class 3
Shares sold	375,784	$10,743,289	2,327,207	$50,221,759	2,439,352	$31,865,981	3,510,073	$46,020,837
Reinvested dividends	—	—	—	—	—	—	843,654	10,376,948
Shares redeemed	(5,736,489)	(169,721,660)	(8,166,795)	(180,328,853)	(2,823,391)	(36,670,279)	(4,853,645)	(62,676,699)
Total	(5,360,705)	$(158,978,371)	(5,839,588)	$(130,107,094)	(384,039)	$(4,804,298)	(499,918)	$(6,278,914)
Net increase (decrease)	(7,012,742)	$(218,403,858)	(8,162,830)	$(192,968,623)	(4,621,734)	$(59,974,828)	(9,362,179)	$(121,120,587)
	SA Wellington Strategic Multi-Asset Portfolio
	Six Months Ended 6/30/24 (unaudited)		Year Ended 12/31/23
	Shares	Amount	Shares	Amount
Class 1
Shares sold	41,789	$351,071	36,040	$284,435
Reinvested dividends	—	—	23,308	181,569
Shares redeemed	(88,406)	(765,396)	(265,497)	(2,111,439)
Total	(46,617)	$(414,325)	(206,149)	$(1,645,435)
Class 3
Shares sold	331,458	$2,892,407	1,526,388	$11,998,106
Reinvested dividends	—	—	236,888	1,831,145
Shares redeemed	(845,356)	(7,354,356)	(1,380,893)	(10,810,063)
Total	(513,898)	$(4,461,949)	382,383	$3,019,188
Net increase (decrease)	(560,515)	$(4,876,274)	176,234	$1,373,753
Note 8 — Transactions with Affiliates
    At June 30, 2024, the following affiliates owned outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	SST SA Allocation Balanced Portfolio	SST SA Allocation Growth Portfolio	SST Allocation SA Moderate Growth Portfolio	SST SA Allocation Moderate Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio
SA Wellington Capital Appreciation	89.21%	4.39%	0.52%	0.07%	0.25%	0.22%	0.12%	—%	5.00%
SA Wellington Government and Quality Bond	47.31	2.53	0.36	1.58	0.97	1.78	1.35	12.32	31.78
SA Wellington Strategic Multi-Asset	90.53	7.66	1.24	—	—	—	—	—	—
    The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS — (continued)

payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended June 30, 2024, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Wellington Capital Appreciation	$6,133,103	$—	$—
Note 9 — Investment Concentration and Other Risks
    Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse political, regulatory or economic developments here or abroad; changes in investor psychology; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics;recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards,foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.  Investments that concentrate in one economic sector or geographic region are generally subject to greater volatility than more diverse investments.
    Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Wellington Strategic Multi-Asset Portfolio.
    Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
Note 10 — Line of Credit
    The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2024, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 06/30/24
SA Wellington Capital Appreciation	1	$8,169	$44,025,000	6.68%	$—
SA Wellington Government and Quality Bond	1	264	1,425,000	6.68	—
Note 11 — Interfund Lending Agreement
    Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2024, none of the Portfolios participated in this program.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Capital Appreciation Portfolio — Class 1
12/31/19	$40.30	$(0.15)	$11.88	$11.73	$—	$(8.43)	$(8.43)	$43.60	31.17%	$709,996	0.74%	0.74%	(0.31)%	70%
12/31/20	43.60	(0.20)	27.70	27.50	—	(6.30)	(6.30)	64.80	64.53	873,694	0.74	0.74	(0.39)	118
12/31/21	64.80	(0.34)	4.29	3.95(4)	—	(15.42)	(15.42)	53.33	5.63	812,818	0.73	0.73	(0.53)	110(5)
12/31/22	53.33	(0.13)	(19.79)	(19.92)	—	(10.51)	(10.51)	22.90	(36.34)	461,751	0.73	0.73	(0.37)	97
12/31/23	22.90	(0.11)	9.20	9.09	—	—	—	31.99	39.69	578,820	0.74	0.74	(0.39)	95
06/30/24@	31.99	(0.08)	8.75	8.67	—	—	—	40.66	27.10	675,593	0.72(6)	0.72(6)	(0.42)(6)	72
SA Wellington Capital Appreciation Portfolio — Class 2
12/31/19	38.34	(0.21)	11.25	11.04	—	(8.43)	(8.43)	40.95	30.95	46,494	0.89	0.89	(0.46)	70
12/31/20	40.95	(0.27)	25.96	25.69	—	(6.30)	(6.30)	60.34	64.28	63,956	0.89	0.89	(0.54)	118
12/31/21	60.34	(0.40)	4.02	3.62(4)	—	(15.42)	(15.42)	48.54	5.49	66,092	0.88	0.88	(0.68)	110(5)
12/31/22	48.54	(0.16)	(18.06)	(18.22)	—	(10.51)	(10.51)	19.81	(36.42)	37,293	0.88	0.88	(0.52)	97
12/31/23	19.81	(0.13)	7.94	7.81	—	—	—	27.62	39.42	44,973	0.89	0.89	(0.54)	95
06/30/24@	27.62	(0.09)	7.55	7.46	—	—	—	35.08	27.01	50,939	0.87(6)	0.87(6)	(0.57)(6)	72
SA Wellington Capital Appreciation Portfolio — Class 3
12/31/19	37.08	(0.24)	10.85	10.61	—	(8.43)	(8.43)	39.26	30.84	655,204	0.99	0.99	(0.56)	70
12/31/20	39.26	(0.30)	24.84	24.54	—	(6.30)	(6.30)	57.50	64.11	938,153	0.99	0.99	(0.64)	118
12/31/21	57.50	(0.43)	3.83	3.40(4)	—	(15.42)	(15.42)	45.48	5.37	1,375,583	0.98	0.98	(0.79)	110(5)
12/31/22	45.48	(0.17)	(16.96)	(17.13)	—	(10.51)	(10.51)	17.84	(36.48)	1,006,995	0.98	0.98	(0.60)	97
12/31/23	17.84	(0.14)	7.15	7.01	—	—	—	24.85	39.29	1,257,980	0.99	0.99	(0.64)	95
06/30/24@	24.85	(0.09)	6.78	6.69	—	—	—	31.54	26.92	1,427,665	0.97(6)	0.97(6)	(0.67)(6)	72
SA Wellington Government and Quality Bond Portfolio — Class 1
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57	0.57	2.29	43
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57	0.57	1.59	41
12/31/21	16.13	0.15	(0.45)	(0.30)	(0.26)	(0.26)	(0.52)	15.31	(1.86)	1,041,985	0.56	0.56	0.99	65
12/31/22	15.31	0.24	(2.30)	(2.06)	(0.18)	(0.22)	(0.40)	12.85	(13.41)	816,210	0.56	0.56	1.74	91
12/31/23	12.85	0.45	0.18	0.63	(0.29)	—	(0.29)	13.19	5.07	722,171	0.58	0.58	3.41	107
06/30/24@	13.19	0.25	(0.32)	(0.07)	—	—	—	13.12	(0.53)	662,966	0.58(6)	0.58(6)	3.84(6)	56
SA Wellington Government and Quality Bond Portfolio — Class 2
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72	0.72	2.14	43
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72	0.72	1.46	41
12/31/21	16.18	0.13	(0.46)	(0.33)	(0.23)	(0.26)	(0.49)	15.36	(2.03)	19,762	0.71	0.71	0.84	65
12/31/22	15.36	0.22	(2.31)	(2.09)	(0.15)	(0.22)	(0.37)	12.90	(13.54)	14,605	0.71	0.71	1.59	91
12/31/23	12.90	0.43	0.19	0.62	(0.27)	—	(0.27)	13.25	4.93	13,707	0.73	0.73	3.27	107
06/30/24@	13.25	0.24	(0.32)	(0.08)	—	—	—	13.17	(0.60)	13,480	0.73(6)	0.73(6)	3.69(6)	56
SA Wellington Government and Quality Bond Portfolio — Class 3
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82	0.82	2.04	43
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82	0.82	1.36	41
12/31/21	16.09	0.12	(0.46)	(0.34)	(0.22)	(0.26)	(0.48)	15.27	(2.10)	705,351	0.81	0.81	0.74	65
12/31/22	15.27	0.21	(2.30)	(2.09)	(0.14)	(0.22)	(0.36)	12.82	(13.67)	538,872	0.81	0.81	1.48	91
12/31/23	12.82	0.41	0.18	0.59	(0.25)	—	(0.25)	13.16	4.78	546,702	0.83	0.83	3.17	107
06/30/24@	13.16	0.23	(0.31)	(0.08)	—	—	—	13.08	(0.61)	538,154	0.83(6)	0.83(6)	3.59(6)	56

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Includes the effect of a merger.
(5)	Excludes purchases/sales due to merger.
(6)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments(3)	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Wellington Strategic Multi-Asset Portfolio — Class 1
12/31/19	$7.13	$0.05	$1.31	$1.36	$(0.01)	$(0.00)	$(0.01)	$8.48	19.08%	$15,509	1.36%	0.86%	0.62%	105%
12/31/20	8.48	0.02	1.51	1.53	(0.10)	(0.12)	(0.22)	9.79	18.12	17,048	1.30	0.86	0.18	105
12/31/21	9.79	(0.00)	0.74	0.74	(0.03)	(0.37)	(0.40)	10.13	7.65	16,357	1.18	0.86	(0.01)	85
12/31/22	10.13	0.05	(1.84)	(1.79)	(0.08)	(0.84)	(0.92)	7.42	(16.99)	12,241	1.19	0.86	0.54	81
12/31/23	7.42	0.08	1.03	1.11	(0.12)	—	(0.12)	8.41	15.12	12,136	1.19	0.85	1.01	63
06/30/24@	8.41	0.07	0.66	0.73	—	—	—	9.14	8.68	12,763	1.21(4)	0.81(4)	1.52(4)	24
SA Wellington Strategic Multi-Asset Portfolio — Class 3
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	(0.00)	8.44	18.88	50,779	1.62	1.11	0.35	105
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	(0.20)	9.73	17.80	89,474	1.55	1.11	(0.09)	105
12/31/21	9.73	(0.03)	0.75	0.72	(0.02)	(0.37)	(0.39)	10.06	7.47	138,205	1.43	1.11	(0.27)	85
12/31/22	10.06	0.02	(1.82)	(1.80)	(0.06)	(0.84)	(0.90)	7.36	(17.22)	127,518	1.45	1.11	0.29	81
12/31/23	7.36	0.06	1.02	1.08	(0.10)	—	(0.10)	8.34	14.84	147,627	1.44	1.10	0.76	63
06/30/24@	8.34	0.06	0.65	0.71	—	—	—	9.05	8.51	155,580	1.46(4)	1.06(4)	1.28(4)	24

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Total expenses represent expenses prior to waivers and/or reimbursements. Such waiver/reimbursement amounts were previously reported in the notes to the financial highlights table.
(4)	Annualized
See Notes to Financial Statements

SUNAMERICA SERIES TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
    Not applicable.

SUNAMERICA SERIES TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
    Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
    Not applicable.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
(08/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 (EXHIBIT 99.CERT) and 906 (EXHIBIT 99.906.CERT) of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: September 6, 2024

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: September 6, 2024